Schedule of Investments (unaudited) March 31, 2024	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
ACHV ABS Trust, Series 2024-1PL, Class B, 6.34%, 04/25/31(a)	$1,360	$1,359,688
Affirm Asset Securitization Trust(a)
Series 2022-A, Class 1A, 4.30%, 05/17/27	2,275	2,260,416
Series 2022-Z1, Class A, 4.55%, 06/15/27	991	982,386
Series 2023-A, Class 1A, 6.61%, 01/18/28	2,375	2,389,411
Series 2023-A, Class 1D, 9.09%, 01/18/28	950	967,883
Series 2023-B, Class A, 6.82%, 09/15/28	4,400	4,465,563
Series 2023-B, Class B, 7.44%, 09/15/28	1,960	1,990,707
Series 2023-B, Class C, 7.81%, 09/15/28	1,500	1,527,344
Series 2023-B, Class D, 8.78%, 09/15/28	2,000	2,051,758
Series 2023-X1, Class A, 7.11%, 11/15/28	1,986	1,995,407
Series 2023-X1, Class C, 8.25%, 11/15/28	2,500	2,559,765
Series 2023-X1, Class D, 9.55%, 11/15/28	450	463,681
Series 2024-A1, Class B, 5.93%, 02/15/29	1,250	1,246,784
Avant Loans Funding Trust, Series 2021-REV1, Class A, 1.21%, 07/15/30(a)	166	166,206
Blue Bridge Funding LLC, Series 2023-1, Class A, 7.37%, 11/15/30(a)	648	648,465
Carvana Auto Receivables Trust
Series 2021-N2, Class B, 0.75%, 03/10/28	333	312,923
Series 2021-N2, Class C, 1.07%, 03/10/28	937	880,301
Chase Funding Trust, Series 2004-2, Class 2A2, (1-mo. Term SOFR + 0.61%), 5.94%, 02/26/35(b)	71	67,339
Conn’s Receivables Funding LLC, Series 2024-A, Class A, 7.05%, 01/16/29(a)	2,068	2,070,945
CWABS, Inc., Series 2004-1, Class M1, (1-mo. Term SOFR + 0.86%), 6.19%, 03/25/34(b)	5	4,823
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02%, 06/15/27	166	165,545
DT Auto Owner Trust, Series 2023-1A, Class C, 5.55%, 10/16/28(a)	5,090	5,068,737
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.40%, 04/15/27	2,225	2,116,681
Series 2021-4A, Class C, 1.46%, 10/15/27	1,836	1,812,374
Series 2022-2A, Class B, 3.65%, 10/15/26	2,368	2,360,841
Series 2022-4A, Class D, 5.98%, 12/15/28	1,250	1,246,404
Series 2023-1A, Class D, 6.69%, 06/15/29	1,020	1,033,126
Series 2023-5, Class C, 6.85%, 01/16/29	1,160	1,191,045
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 07/15/31(a)	2,870	2,817,295
JPMorgan Chase Bank NA(a)
Series 2021-2, Class B, 0.89%, 12/26/28	529	519,929
Series 2021-2, Class C, 0.97%, 12/26/28	228	223,589
Series 2021-3, Class B, 0.76%, 02/26/29	1,514	1,469,783
Louisiana Local Government Environmental Facilities & Community Development Authority, Series 2022- ELL, Class A-3, 4.28%, 02/01/36	85	81,184
OnDeck Asset Securitization Trust IV LLC, Series 2023-1, Class A, 7.00%, 08/19/30(a)	1,460	1,460,301
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(a)	5,690	5,353,250
Santander Drive Auto Receivables Trust
Series 2020-2, Class D, 2.22%, 09/15/26	1,732	1,721,322
Series 2022-5, Class C, 4.74%, 10/16/28	2,960	2,924,475
Series 2024-1, Class C, 5.45%, 03/15/30	510	508,447
Upstart Securitization Trust, Series 2021-5, Class A, 1.31%, 11/20/31(a)	30	29,617
Westlake Automobile Receivables Trust(a)
Series 2022-1A, Class B, 2.75%, 03/15/27	3,519	3,501,643
Series 2022-3A, Class C, 6.44%, 12/15/27	3,060	3,085,340

Security	Par (000)	Value

Asset-Backed Securities (continued)
Westlake Automobile Receivables Trust(a) (continued)
Series 2023-1A, Class C, 5.74%, 08/15/28	$3,380	$3,378,101
Series 2023-4, Class C, 6.64%, 11/15/28	1,080	1,099,312
Series 2024-1A, Class D, 6.02%, 10/15/29	1,360	1,363,831

Total Asset-Backed Securities — 10.1% (Cost: $73,141,166)		72,943,967

	Shares

Common Stocks

Financial Services(c) — 0.0%
Edcon Holdco 1	1,643,590	1
Edcon Holdco 2	163,560	—

		1

Total Common Stocks — 0.0% (Cost: $ — )		1

	Par (000)

Corporate Bonds

Aerospace & Defense — 0.6%
Boeing Co.
5.71%, 05/01/40	$350	334,999
5.93%, 05/01/60	495	464,080
General Dynamics Corp., 2.25%, 06/01/31	550	465,991
Lockheed Martin Corp. 4.15%, 06/15/53	50	42,176
5.70%, 11/15/54(d)	430	458,264
4.30%, 06/15/62	535	453,108
5.90%, 11/15/63(d)	805	881,750
5.20%, 02/15/64	150	148,319
Spirit AeroSystems, Inc., 9.75%, 11/15/30(a)	107	119,687
TransDigm, Inc. 5.50%, 11/15/27	200	195,750
6.75%, 08/15/28(a)	261	264,445
6.38%, 03/01/29(a)	350	351,090
6.63%, 03/01/32(a)(d)	210	212,161

		4,391,820

Air Freight & Logistics — 0.0%
United Parcel Service, Inc., 5.30%, 04/01/50(d)	280	284,681

Automobiles — 0.6%
American Honda Finance Corp., 4.90%, 03/13/29	450	448,725
AutoZone, Inc.
5.05%, 07/15/26	920	921,436
4.50%, 02/01/28	180	177,208
Carvana Co.(a)(e)
(12.00% PIK), 12.00%, 12/01/28(d)	433	423,531
(13.00% PIK), 13.00%, 06/01/30	226	220,401
General Motors Financial Co., Inc. 2.90%, 02/26/25	1,115	1,087,676
5.40%, 04/06/26	85	85,032
5.75%, 02/08/31	105	106,138
Genuine Parts Co., 1.75%, 02/01/25(d)	1,050	1,016,067

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Automobiles (continued)
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27(a)	$15	$14,182
LCM Investments Holdings II LLC, 8.25%, 08/01/31(a)	30	31,385

		4,531,781

Banks — 6.5%
Banco Santander SA 2.75%, 05/28/25	400	386,693
5.59%, 08/08/28	1,800	1,825,423
6.92%, 08/08/33	1,000	1,046,470
(1-year CMT + 0.90%), 1.72%, 09/14/27(b)	400	364,842
Bank of America Corp.(b)
(1-day SOFR + 0.96%), 1.73%, 07/22/27	830	765,218
(1-day SOFR + 1.05%), 2.55%, 02/04/28	225	209,142
(1-day SOFR + 1.15%), 1.32%, 06/19/26	1,680	1,596,942
(1-day SOFR + 1.65%), 5.47%, 01/23/35	325	327,118
(1-day SOFR + 1.99%), 6.20%, 11/10/28	735	760,325
(1-day SOFR + 2.04%), 4.95%, 07/22/28	775	769,086
(3-mo. CME Term SOFR + 1.45%), 2.88%, 10/22/30	165	146,613
(3-mo. CME Term SOFR + 2.08%), 4.24%, 04/24/38	400	359,818
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51	91	74,622
Bank of Montreal
2.65%, 03/08/27	435	407,733
5.72%, 09/25/28	20	20,540
Bank of New York Mellon Corp., (1-day SOFR + 1.51%), 4.71%, 02/01/34(b)	270	260,524
Bank of Nova Scotia, 1.05%, 03/02/26(d)	550	508,648
Citigroup, Inc. 4.75%, 05/18/46	50	44,401
(1-day SOFR + 0.77%), 1.46%, 06/09/27(b)	2,285	2,098,842
(1-day SOFR + 2.06%), 5.83%, 02/13/35(b)	1,770	1,752,276
(1-day SOFR + 2.66%), 6.17%, 05/25/34(b)	70	71,084
(3-mo. CME Term SOFR + 1.16%), 3.35%, 04/24/25(b)	2,155	2,151,421
Deutsche Bank AG/New York(b)
(1-day SOFR + 1.59%), 5.71%, 02/08/28	305	304,557
(1-day SOFR + 2.51%), 6.82%, 11/20/29	225	235,216
Fifth Third Bancorp, (1-day SOFR + 2.34%), 6.34%, 07/27/29(b)	140	144,322
Freedom Mortgage Corp.(a)
12.00%, 10/01/28	85	92,651
12.25%, 10/01/30	135	148,471
Goldman Sachs Group, Inc.
3.75%, 05/22/25	500	490,689
3.50%, 11/16/26	365	350,186
2.60%, 02/07/30	1,100	962,850
(1-day SOFR + 1.25%), 2.38%, 07/21/32(b)	1,295	1,062,363
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(b)	550	529,393
(3-mo. CME Term SOFR + 1.69%), 4.41%, 04/23/39(b)	370	331,217
HSBC Holdings PLC(b)
(1-day SOFR + 1.43%), 3.00%, 03/10/26	735	716,001
(1-day SOFR + 1.51%), 4.18%, 12/09/25	1,420	1,402,746
ING Groep NV(b)
(1-day SOFR + 1.56%), 6.08%, 09/11/27	855	865,559
(1-day SOFR + 2.09%), 6.11%, 09/11/34	545	565,843
Inter-American Development Bank, 4.50%, 05/15/26	1,730	1,722,903

Security	Par (000)	Value

Banks (continued)
JPMorgan Chase & Co.(b)
(1-day SOFR + 0.89%), 1.58%, 04/22/27	$816	$756,526
(1-day SOFR + 1.26%), 2.96%, 01/25/33	120	102,460
(1-day SOFR + 1.31%), 5.01%, 01/23/30	250	248,976
(1-day SOFR + 1.85%), 2.08%, 04/22/26	1,063	1,024,267
(1-day SOFR + 1.85%), 5.35%, 06/01/34	850	853,279
(1-day SOFR + 1.99%), 4.85%, 07/25/28(d)	1,150	1,140,302
(1-day SOFR + 2.08%), 4.91%, 07/25/33	470	460,198
(3-mo. CME Term SOFR + 1.59%), 2.01%, 03/13/26	2,120	2,049,542
Mitsubishi UFJ Financial Group, Inc.(b)
(1-year CMT + 0.55%), 0.95%, 07/19/25	1,094	1,077,793
(1-year CMT + 0.95%), 2.31%, 07/20/32	425	353,338
(1-year CMT + 0.97%), 2.49%, 10/13/32	315	263,285
Mizuho Financial Group, Inc., (1-year CMT + 1.90%), 5.75%, 07/06/34(b)	990	1,022,328
Morgan Stanley
3.88%, 01/27/26	200	195,349
6.38%, 07/24/42	460	519,174
4.30%, 01/27/45	380	333,678
(1-day SOFR + 0.86%), 1.51%, 07/20/27(b)	340	312,053
(1-day SOFR + 1.73%), 5.12%, 02/01/29(b)	55	54,866
(1-day SOFR + 1.73%), 5.47%, 01/18/35(b)(d)	55	55,492
(3-mo. CME Term SOFR + 1.89%), 4.43%, 01/23/30(b)	415	401,892
(5-year CMT + 2.43%), 5.95%, 01/19/38(b)	265	265,539
Popular, Inc., 7.25%, 03/13/28	372	380,886
Royal Bank of Canada 3.63%, 05/04/27(d)	630	606,110
5.20%, 08/01/28	40	40,398
5.00%, 02/01/33	10	9,964
Santander Holdings USA, Inc.(b)
(1-day SOFR + 2.36%), 6.50%, 03/09/29	270	276,157
(1-day SOFR + 2.50%), 6.17%, 01/09/30	370	373,335
Santander U.K. Group Holdings PLC, (3-mo. LIBOR US + 1.40%), 3.82%, 11/03/28(b)	240	225,671
Sumitomo Mitsui Financial Group, Inc., 1.47%, 07/08/25	1,049	998,594
Truist Financial Corp.
1.20%, 08/05/25	430	406,480
(1-day SOFR + 0.86%), 1.89%, 06/07/29(b)	10	8,680
(1-day SOFR + 2.36%), 5.87%, 06/08/34(b)	330	334,046
U.S. Bancorp, (1-day SOFR + 1.86%), 5.68%, 01/23/35(b)(d)	155	156,508
UBS AG, 5.65%, 09/11/28	240	245,679
UniCredit SpA, (5-year USD ICE Swap + 4.91%), 7.30%, 04/02/34(a)(b)	400	411,094
Wells Fargo & Co.
4.15%, 01/24/29	308	296,806
(1-day SOFR + 1.51%), 3.53%, 03/24/28(b)	35	33,313
(1-day SOFR + 1.56%), 4.54%, 08/15/26(b)(d)	1,738	1,715,804
(1-day SOFR + 1.78%), 5.50%, 01/23/35(b)(d)	175	175,412
(1-day SOFR + 1.98%), 4.81%, 07/25/28(b)(d)	940	926,199
(1-day SOFR + 2.06%), 6.49%, 10/23/34(b)	180	193,063
(1-day SOFR + 2.10%), 4.90%, 07/25/33(b)	835	804,654
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31(b)	1	862
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30(b)	6	5,304

2

Schedule of Investments (unaudited) (continued) March 31, 2024	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co. (continued)
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51(b)	$360	$337,997
Westpac Banking Corp., 2.96%, 11/16/40(d)	120	84,693

		46,410,794

Beverages — 0.2%
Coca-Cola Co., 3.00%, 03/05/51	90	64,006
Diageo Capital PLC
2.13%, 04/29/32	380	310,126
5.50%, 01/24/33	725	751,976
PepsiCo, Inc., 4.65%, 02/15/53(d)	365	342,802

		1,468,910

Biotechnology — 0.5%
Amgen, Inc. 2.60%, 08/19/26	800	757,572
5.65%, 03/02/53	165	168,128
4.40%, 02/22/62(d)	410	337,785
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	2,640	2,160,597

		3,424,082

Broadline Retail — 0.1%
QVC, Inc., 4.45%, 02/15/25(d)	294	284,816
Rakuten Group, Inc., 11.25%, 02/15/27(a)	331	350,691

		635,507

Building Materials — 0.0%
Eco Material Technologies, Inc., 7.88%, 01/31/27(a)(d)	100	101,456

Building Products — 0.1%
Allegion PLC, 3.50%, 10/01/29	90	82,980
Builders FirstSource, Inc., 6.38%, 03/01/34(a)(d)	155	155,640
Home Depot, Inc.
5.40%, 09/15/40	200	203,502
3.13%, 12/15/49	360	251,902
Lowe’s Cos., Inc.
3.35%, 04/01/27	280	267,534
5.80%, 09/15/62	105	107,591

		1,069,149

Capital Markets — 0.8%
Ameriprise Financial, Inc., 5.70%, 12/15/28	720	742,738
Ares Capital Corp.
2.15%, 07/15/26	352	324,132
7.00%, 01/15/27	335	344,628
2.88%, 06/15/28	240	213,904
Barings BDC, Inc., 3.30%, 11/23/26	135	123,419
Blackstone Private Credit Fund, 4.70%, 03/24/25(d)	220	217,243
Brookfield Capital Finance LLC, 6.09%, 06/14/33	145	151,879
Brookfield Finance, Inc., 5.97%, 03/04/54	870	899,931
Charles Schwab Corp.
5.88%, 08/24/26	415	421,917
2.45%, 03/03/27	45	41,935
(1-day SOFR + 1.88%), 6.20%, 11/17/29(b)	240	249,456
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	77	73,160
FS KKR Capital Corp.
2.63%, 01/15/27	800	725,720
7.88%, 01/15/29	60	62,708
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 01/15/29(a)	134	139,869
Jefferies Financial Group, Inc., 5.88%, 07/21/28	65	66,169
Main Street Capital Corp., 6.95%, 03/01/29	310	314,893
Nasdaq, Inc., 3.85%, 06/30/26	32	31,134

Security	Par (000)	Value

Capital Markets (continued)
Nomura Holdings, Inc., 2.65%, 01/16/25	$400	$390,578
StoneX Group, Inc., 7.88%, 03/01/31(a)(d)	135	136,964

		5,672,377

Chemicals — 0.1%
Air Products and Chemicals, Inc., 2.70%, 05/15/40(d)	87	63,509
Chemours Co., 5.75%, 11/15/28(a)(d)	187	172,432
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)(d)	193	185,474
LYB International Finance III LLC, 4.20%, 05/01/50	160	125,159
NOVA Chemicals Corp, 9.00%, 02/15/30(a)	215	221,829
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 01/27/30(a)(d)	10	9,173
RPM International, Inc., 3.75%, 03/15/27	105	100,414

		877,990

Commercial Services & Supplies — 0.6%
APX Group, Inc., 5.75%, 07/15/29(a)	150	144,225
CoreCivic, Inc., 8.25%, 04/15/29	205	214,426
Ford Foundation
Series 2020, 2.42%, 06/01/50	5	3,156
Series 2020, 2.82%, 06/01/70	30	18,339
Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/01/30(a)	105	110,262
Interface, Inc., 5.50%, 12/01/28(a)(d)	156	148,226
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(a)(d)	350	342,853
PROG Holdings, Inc., 6.00%, 11/15/29(a)	207	193,469
Quanta Services, Inc.
0.95%, 10/01/24	2,110	2,058,767
2.90%, 10/01/30	890	778,161
3.05%, 10/01/41	605	432,246
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	72	46,232
Steelcase, Inc., 5.13%, 01/18/29	146	137,980

		4,628,342

Communications Equipment — 0.4%
Cisco Systems, Inc., 5.30%, 02/26/54	395	405,462
Motorola Solutions, Inc.
4.60%, 02/23/28(d)	259	255,447
5.40%, 04/15/34	625	623,765
5.50%, 09/01/44	1,370	1,350,226

		2,634,900

Construction & Engineering — 0.0%
Brand Industrial Services, Inc., 10.38%, 08/01/30(a)	100	108,266

Construction Materials — 0.1%
Boise Cascade Co., 4.88%, 07/01/30(a)	15	13,916
Carrier Global Corp., 6.20%, 03/15/54	85	93,596
Eagle Materials, Inc., 2.50%, 07/01/31	555	466,459
Masco Corp., 2.00%, 10/01/30	160	131,020
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(a) .	200	213,778
Trane Technologies Financing Ltd., 4.50%, 03/21/49	95	83,833

		1,002,602

Consumer Finance — 1.3%
Ally Financial, Inc., (1-day SOFR + 2.82%), 6.85%, 01/03/30(b)	555	571,187
American Express Co.
4.05%, 05/03/29	336	325,891
(1-day SOFR + 1.00%), 5.10%, 02/16/28(b)	720	718,889
(1-day SOFR + 1.84%), 5.04%, 05/01/34(b)	500	494,104
(1-day SOFR + 1.93%), 5.63%, 07/28/34(b)	255	257,133

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2024	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Finance (continued)
Bread Financial Holdings, Inc., 9.75%, 03/15/29(a)	$274	$285,145
Capital One Financial Corp.(b)
(1-day SOFR + 2.26%), 6.05%, 02/01/35	775	789,033
(1-day SOFR + 2.64%), 6.31%, 06/08/29	340	349,539
Credit Acceptance Corp., 9.25%, 12/15/28(a)	328	352,791
FirstCash, Inc.(a)
5.63%, 01/01/30	193	183,401
6.88%, 03/01/32	150	149,930
Ford Motor Credit Co. LLC, 6.80%, 11/07/28	845	881,989
goeasy Ltd.(a)
9.25%, 12/01/28	223	237,763
7.63%, 07/01/29(d)	125	125,181
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/31(a)	200	209,363
Mastercard, Inc.
3.65%, 06/01/49	280	225,259
2.95%, 03/15/51	1,880	1,312,371
OneMain Finance Corp.
7.13%, 03/15/26	205	208,720
9.00%, 01/15/29	197	209,039
S&P Global, Inc.
5.25%, 09/15/33(a)	95	97,075
2.30%, 08/15/60	2,113	1,159,250
Sabre GLBL, Inc., 11.25%, 12/15/27(a)	242	227,119
Visa, Inc., 3.65%, 09/15/47	385	310,632

		9,680,804

Consumer Staples Distribution & Retail — 0.2%
Costco Wholesale Corp., 1.75%, 04/20/32	160	129,620
General Mills, Inc.
2.88%, 04/15/30	40	35,609
4.95%, 03/29/33(d)	515	509,254
Walmart, Inc., 4.50%, 09/09/52	450	417,126

		1,091,609

Containers & Packaging — 0.1%
Mauser Packaging Solutions Holding Co.(a)
7.88%, 08/15/26(d)	50	50,937
9.25%, 04/15/27	50	49,602
Packaging Corp. of America, 5.70%, 12/01/33	420	433,783

		534,322

Diversified Consumer Services — 0.1%
Georgetown University, Series 20A, 2.94%, 04/01/50	27	18,915
Massachusetts Institute of Technology, 3.07%, 04/01/52(d)	264	193,714
Northwestern University, Series 2020, 2.64%, 12/01/50(d)	266	179,706
President and Fellows of Harvard College, 2.52%, 10/15/50	54	35,577
University of Chicago
Series 20B, 2.76%, 04/01/45	148	115,398
Series C, 2.55%, 04/01/50(d)	157	107,362
University of Southern California
4.98%, 10/01/53	10	10,069
Series 21A, 2.95%, 10/01/51(d)	190	134,330
Yale University, Series 2020, 2.40%, 04/15/50(d)	272	175,520

		970,591

Diversified REITs — 0.2%
American Tower Corp., 5.80%, 11/15/28	280	286,672
Crown Castle, Inc.
5.60%, 06/01/29	410	415,502
5.80%, 03/01/34	200	204,591

Security	Par (000)	Value

Diversified REITs (continued)
Equinix, Inc., 2.63%, 11/18/24	$225	$220,468
Prologis LP, 5.25%, 06/15/53	145	142,738
VICI Properties LP, 5.63%, 05/15/52	77	71,358

		1,341,329

Diversified Telecommunication Services — 0.6%
AT&T, Inc.
1.70%, 03/25/26	924	863,891
4.35%, 03/01/29	16	15,588
4.85%, 03/01/39	695	648,471
Consolidated Communications, Inc., 6.50%, 10/01/28(a)(d)	27	23,585
Frontier Communications Holdings LLC(a)
6.75%, 05/01/29(d)	75	66,839
8.75%, 05/15/30	267	273,201
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(a)
10.50%, 02/15/28(d)	265	274,733
6.50%, 02/15/29	200	155,005
Verizon Communications, Inc. 1.68%, 10/30/30	937	763,397
4.27%, 01/15/36	810	744,232
4.13%, 08/15/46	430	360,696

		4,189,638

Electric Utilities — 2.4%
AEP Texas, Inc.
5.25%, 05/15/52	140	131,422
Series I, 2.10%, 07/01/30(d)	260	216,483
AEP Transmission Co. LLC
3.15%, 09/15/49	30	20,622
Series O, 4.50%, 06/15/52	130	113,540
Alabama Power Co., 3.45%, 10/01/49	370	273,491
Ameren Corp., 5.70%, 12/01/26(d)	240	243,192
Appalachian Power Co., Series X, 3.30%, 06/01/27	190	179,440
Arizona Public Service Co., 2.95%, 09/15/27(d)	800	749,156
Atlantic City Electric Co., 2.30%, 03/15/31	370	310,068
Baltimore Gas and Electric Co., 2.90%, 06/15/50	170	111,515
Berkshire Hathaway Energy Co., 4.45%, 01/15/49	200	168,735
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28	30	30,510
Sereis AJ, 4.85%, 10/01/52	75	69,780
Series AH, 3.60%, 03/01/52	55	41,778
CenterPoint Energy, Inc., 4.25%, 11/01/28(d)	170	162,079
Commonwealth Edison Co.
2.20%, 03/01/30	390	334,216
4.00%, 03/01/49	90	71,752
Series 130, 3.13%, 03/15/51	70	47,596
Consolidated Edison Co. of New York, Inc.,
Series 06-A, 5.85%, 03/15/36	500	522,688
Constellation Energy Generation LLC, 5.80%, 03/01/33	175	180,383
Consumers Energy Co.
4.60%, 05/30/29	50	49,418
4.63%, 05/15/33	110	107,072
2.65%, 08/15/52(d)	72	45,502
4.20%, 09/01/52	60	50,570
Dominion Energy, Inc.
3.90%, 10/01/25	448	438,129
5.38%, 11/15/32	140	140,795
Series C, 3.38%, 04/01/30	58	52,710
DTE Electric Co., Series B, 3.65%, 03/01/52	217	164,245

4

Schedule of Investments (unaudited) (continued) March 31, 2024	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Duke Energy Carolinas LLC, 5.35%, 01/15/53	$100	$98,585
Duke Energy Corp. 2.65%, 09/01/26	300	283,273
4.85%, 01/05/29	180	178,301
4.20%, 06/15/49	530	422,567
5.00%, 08/15/52	60	54,310
Duke Energy Florida LLC, 5.88%, 11/15/33	85	89,811
Duke Energy Indiana LLC 5.25%, 03/01/34	60	60,480
5.40%, 04/01/53	20	19,627
Duke Energy Ohio, Inc., 4.30%, 02/01/49	100	83,328
Duke Energy Progress LLC, 5.10%, 03/15/34	50	49,972
Entergy Corp., 0.90%, 09/15/25	285	267,142
Entergy Mississippi LLC, 5.00%, 09/01/33	180	176,813
Entergy Texas, Inc., 3.55%, 09/30/49	220	160,016
Evergy Kansas Central, Inc., 3.45%, 04/15/50	130	92,509
Evergy Metro, Inc., 3.65%, 08/15/25	300	293,039
Evergy, Inc., 2.90%, 09/15/29	50	44,661
Eversource Energy, Series M, 3.30%, 01/15/28	200	186,924
Exelon Corp. 5.15%, 03/15/29	45	45,103
5.60%, 03/15/53	70	69,870
Florida Power & Light Co. 4.80%, 05/15/33	55	54,168
4.05%, 10/01/44	300	256,460
3.15%, 10/01/49	40	28,157
2.88%, 12/04/51	90	59,150
Idaho Power Co., 5.80%, 04/01/54(d)	70	71,695
Indiana Michigan Power Co., 5.63%, 04/01/53	50	50,510
Interstate Power and Light Co., 2.30%, 06/01/30	20	17,016
Kentucky Utilities Co., 3.30%, 06/01/50	60	42,042
MidAmerican Energy Co. 3.10%, 05/01/27	100	95,014
3.15%, 04/15/50	60	41,821
2.70%, 08/01/52	105	65,376
National Grid PLC, 5.42%, 01/11/34	90	89,366
National Rural Utilities Cooperative Finance Corp., 3.70%, 03/15/29	330	312,127
Nevada Power Co., 6.00%, 03/15/54	90	94,970
NextEra Energy Capital Holdings, Inc. 3.55%, 05/01/27	245	233,715
2.25%, 06/01/30	200	170,294
5.00%, 07/15/32	50	49,717
5.55%, 03/15/54	80	79,467
Northern States Power Co., 5.40%, 03/15/54	85	85,597
NSTAR Electric Co. 3.10%, 06/01/51(d)	110	74,704
4.95%, 09/15/52	90	84,003
Oglethorpe Power Corp., 6.20%, 12/01/53(a)	65	68,316
Oncor Electric Delivery Co. LLC 3.80%, 06/01/49	120	94,753
4.60%, 06/01/52	40	35,187
4.95%, 09/15/52	70	65,812
Pacific Gas and Electric Co. 2.10%, 08/01/27	65	58,524
3.00%, 06/15/28	100	91,340
6.95%, 03/15/34	10	10,948
3.30%, 08/01/40	90	65,892
4.95%, 07/01/50	270	232,252
3.50%, 08/01/50	190	129,819

Security	Par (000)	Value

Electric Utilities (continued)
Pacific Gas and Electric Co. (continued)
6.75%, 01/15/53	$70	$76,249
PacifiCorp., 4.13%, 01/15/49	280	219,835
PECO Energy Co., 3.05%, 03/15/51	70	47,693
PPL Electric Utilities Corp. 4.85%, 02/15/34	145	142,585
5.25%, 05/15/53	130	128,510
Public Service Co. of Colorado 3.70%, 06/15/28	370	353,822
4.05%, 09/15/49	20	15,636
Public Service Electric and Gas Co. 3.10%, 03/15/32	85	74,513
5.20%, 03/01/34	295	298,462
2.05%, 08/01/50	105	59,486
Puget Sound Energy, Inc., 5.45%, 06/01/53	100	99,359
San Diego Gas & Electric Co. 2.50%, 05/15/26	400	380,121
5.35%, 04/01/53(d)	95	93,568
Sempra 3.70%, 04/01/29	140	130,887
5.50%, 08/01/33	100	100,268
Southern California Edison Co. 5.20%, 06/01/34	30	29,699
3.65%, 02/01/50	100	74,062
5.75%, 04/15/54	20	20,286
Series C, 4.13%, 03/01/48	370	298,663
Southern Co. 3.25%, 07/01/26	1,100	1,057,121
5.70%, 03/15/34	185	190,799
Talen Energy Supply LLC, 8.63%, 06/01/30(a)	140	149,710
Tampa Electric Co., 3.45%, 03/15/51	35	24,879
Tucson Electric Power Co. 1.50%, 08/01/30(d)	190	153,406
5.50%, 04/15/53	30	29,659
Union Electric Co. 4.00%, 04/01/48	230	184,397
5.45%, 03/15/53	10	9,903
Virginia Electric and Power Co. 3.30%, 12/01/49	190	134,303
5.35%, 01/15/54(d)	195	191,142
Series A, 3.80%, 04/01/28	750	719,997
Wisconsin Electric Power Co., 4.75%, 09/30/32	20	19,696
Wisconsin Power and Light Co., 5.38%, 03/30/34	90	90,598
Wisconsin Public Service Corp., 3.30%, 09/01/49(d)	85	60,122
Xcel Energy, Inc. 4.00%, 06/15/28	900	857,819
5.45%, 08/15/33	100	99,391
3.50%, 12/01/49	50	34,652

		17,262,728

Electrical Equipment — 0.0%
Eaton Corp., 4.70%, 08/23/52	90	84,036

Electronic Equipment, Instruments & Components — 0.9%
CDW LLC/CDW Finance Corp. 3.25%, 02/15/29	880	796,762
3.57%, 12/01/31	610	536,272
Flex Ltd. 3.75%, 02/01/26	5	4,851
4.88%, 06/15/29	745	730,333
Honeywell International, Inc., 4.50%, 01/15/34	750	729,190
Jabil, Inc., 1.70%, 04/15/26	1,055	979,296

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2024	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronic Equipment, Instruments & Components (continued)
Keysight Technologies, Inc., 4.60%, 04/06/27	$1,225	$1,204,801
Vontier Corp., 2.95%, 04/01/31	1,120	936,203
Xerox Holdings Corp.(a) 5.50%, 08/15/28	380	345,979
8.88%, 11/30/29(d)	90	91,689

		6,355,376

Energy Equipment & Services(a) — 0.1%
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29(d)	135	144,506
Kodiak Gas Services LLC, 7.25%, 02/15/29(d)	75	76,394
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29	224	226,790

		447,690

Environmental, Maintenance & Security Service — 0.0%
Waste Connections, Inc., 2.60%, 02/01/30(d)	305	269,402

Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.10%, 01/19/29	445	442,371
Burford Capital Global Finance LLC(a) 6.88%, 04/15/30	50	49,096
9.25%, 07/01/31	20	21,168
Coinbase Global, Inc.(a)(d) 3.38%, 10/01/28	5	4,284
3.63%, 10/01/31	148	119,518
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29(a)	20	20,469
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	250	234,898
GGAM Finance Ltd., 8.00%, 02/15/27(a)(d)	85	87,764
Intercontinental Exchange, Inc. 3.00%, 06/15/50	195	130,784
3.00%, 09/15/60	180	113,134
LD Holdings Group LLC(a) 6.50%, 11/01/25	357	346,548
6.13%, 04/01/28(d)	261	216,294
MGIC Investment Corp., 5.25%, 08/15/28	63	61,198
Nationstar Mortgage Holdings, Inc.(a) 5.00%, 02/01/26	30	29,358
5.50%, 08/15/28(d)	500	478,541
7.13%, 02/01/32	352	349,589
PennyMac Financial Services, Inc.(a) 5.38%, 10/15/25	5	4,942
7.88%, 12/15/29	35	35,964
United Wholesale Mortgage LLC(a)(d) 5.50%, 11/15/25	271	268,557
5.50%, 04/15/29	320	302,656

		3,317,133

Food Products — 0.1%
Hershey Co., 2.65%, 06/01/50	105	68,217
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 04/01/33	343	337,914

		406,131

Gas Utilities — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.50%, 05/20/25(d)	217	217,086
9.38%, 06/01/28(a)	150	155,326
Atmos Energy Corp. 1.50%, 01/15/31	30	24,076
5.75%, 10/15/52	105	111,249

Security	Par (000)	Value

Gas Utilities (continued)
CenterPoint Energy Resources Corp., 5.25%, 03/01/28	$85	$85,859
NiSource, Inc. 3.60%, 05/01/30	60	55,263
5.35%, 04/01/34	80	79,567
3.95%, 03/30/48	130	101,736
5.00%, 06/15/52	20	18,488
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29	180	167,502
Southern California Gas Co., 5.75%, 06/01/53	100	101,667
Southern Co. Gas Capital Corp., 5.75%, 09/15/33	140	144,923
Southwest Gas Corp. 3.70%, 04/01/28(d)	230	219,372
2.20%, 06/15/30	85	71,604
Washington Gas Light Co., 3.65%, 09/15/49(d)	30	22,291

		1,576,009

Ground Transportation — 0.4%
Burlington Northern Santa Fe LLC, 3.05%, 02/15/51	990	679,551
Canadian National Railway Co., 4.40%, 08/05/52	240	214,328
CSX Corp., 2.60%, 11/01/26	800	756,611
GN Bondco LLC, 9.50%, 10/15/31(a)(d)	303	302,458
Ryder System, Inc. 5.65%, 03/01/28	140	142,678
6.60%, 12/01/33	825	894,834

		2,990,460

Health Care Equipment & Supplies — 0.2%
Abbott Laboratories, 4.90%, 11/30/46	265	258,681
Agilent Technologies, Inc., 2.30%, 03/12/31	254	213,334
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28(a)	270	279,358
Becton Dickinson & Co., 4.30%, 08/22/32(d)	180	170,800
DH Europe Finance II SARL, 3.40%, 11/15/49	175	131,069
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/28	160	162,300

		1,215,542

Health Care Providers & Services — 1.0%
Allina Health System, Series 2021, 2.90%, 11/15/51	230	152,825
Banner Health, Series 2020, 3.18%, 01/01/50(d)	119	86,193
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50(d)	92	62,581
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51	169	109,268
Cardinal Health, Inc., 5.45%, 02/15/34	460	465,038
Cencora, Inc. 3.45%, 12/15/27	1,427	1,356,162
2.70%, 03/15/31(d)	117	100,412
CommonSpirit Health, 3.91%, 10/01/50	339	265,199
Fortrea Holdings, Inc., 7.50%, 07/01/30(a)(d)	35	36,130
Fred Hutchinson Cancer Center, Series 2022, 4.97%, 01/01/52(d)	130	125,325
Hackensack Meridian Health, Inc., Series 2020, 2.88%, 09/01/50	58	38,988
HCA, Inc. 3.63%, 03/15/32	720	637,371
5.60%, 04/01/34	425	427,942
5.13%, 06/15/39	485	457,726
3.50%, 07/15/51	175	120,888
4.63%, 03/15/52	745	622,645
6.00%, 04/01/54(d)	180	182,697
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28(a)(d)	140	148,750
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(d)	73	59,357

6

Schedule of Investments (unaudited) (continued) March 31, 2024	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Inova Health System Foundation, 4.07%, 05/15/52(d)	$18	$15,358
IQVIA, Inc., 6.25%, 02/01/29	95	98,641
Kaiser Foundation Hospitals
Series 2021, 2.81%, 06/01/41	57	42,065
Series 2021, 3.00%, 06/01/51	161	111,543
Memorial Sloan-Kettering Cancer Center, Series 2020, 2.96%, 01/01/50	46	32,031
Methodist Hospital, Series 20A, 2.71%, 12/01/50	87	56,744
Providence St Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51	136	83,331
Star Parent, Inc., 9.00%, 10/01/30(a)(d)	40	42,332
Sutter Health, Series 20A, 3.36%, 08/15/50	54	39,759
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	42	40,810
UnitedHealth Group, Inc. 4.75%, 07/15/45	800	750,044
3.25%, 05/15/51	5	3,595
6.05%, 02/15/63	195	214,422
WakeMed, Series A, 3.29%, 10/01/52(d)	81	57,891

		7,044,063

Hotels, Restaurants & Leisure — 0.8%
Brunswick Corp./DE, 5.85%, 03/18/29	740	748,036
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 4.38%, 01/15/28(a)(d)	200	189,186
Carnival Corp.(a) 7.63%, 03/01/26	371	375,363
10.50%, 06/01/30(d)	275	300,784
Choice Hotels International, Inc., 3.70%, 12/01/29	145	129,753
Darden Restaurants, Inc., 6.30%, 10/10/33	240	250,397
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow Esc, 6.63%, 01/15/32(a)	60	60,242
Marriott International, Inc. 5.00%, 10/15/27	170	169,495
5.55%, 10/15/28	310	316,544
Series AA, 4.65%, 12/01/28(d)	46	45,170
Series FF, 4.63%, 06/15/30	41	39,889
Series HH, 2.85%, 04/15/31	670	577,904
McDonald’s Corp. 3.63%, 09/01/49	1,390	1,055,599
5.15%, 09/09/52	350	338,685
NCL Corp. Ltd., 5.88%, 03/15/26(a)	441	435,334
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(a)	255	275,589
Royal Caribbean Cruises Ltd., 5.50%, 08/31/26(a)	162	160,544

		5,468,514

Household Durables — 0.2%
Lennar Corp., 4.75%, 11/29/27	90	88,861
MDC Holdings, Inc., 3.97%, 08/06/61	30	23,921
NVR, Inc., 3.00%, 05/15/30	1,375	1,221,021

		1,333,803

Household Products — 0.0%
Kimberly-Clark Corp., 2.88%, 02/07/50(d)	160	109,889

Insurance — 1.6%
Aflac, Inc., 4.75%, 01/15/49	45	41,123
Aon North America, Inc., 5.75%, 03/01/54	480	492,098
Arch Capital Group Ltd., 3.64%, 06/30/50	400	297,129
Arthur J Gallagher & Co. 3.50%, 05/20/51	950	674,794
6.75%, 02/15/54	465	527,930

Security	Par (000)	Value

Insurance (continued)
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28	$335	$347,297
Athene Holding Ltd. 3.95%, 05/25/51(d)	30	22,038
3.45%, 05/15/52	55	35,821
Berkshire Hathaway Finance Corp. 4.20%, 08/15/48	125	110,241
2.85%, 10/15/50	95	64,111
3.85%, 03/15/52	175	141,464
Brighthouse Financial, Inc., 3.85%, 12/22/51	120	78,794
Brown & Brown, Inc. 4.20%, 03/17/32	120	110,781
4.95%, 03/17/52	340	300,152
Enstar Group Ltd., 3.10%, 09/01/31	805	668,340
Fairfax Financial Holdings Ltd. 3.38%, 03/03/31	360	312,999
6.35%, 03/22/54(a)	420	428,444
Marsh & McLennan Cos., Inc. 4.75%, 03/15/39	111	105,317
4.20%, 03/01/48	1,265	1,065,562
4.90%, 03/15/49	1,735	1,615,155
5.45%, 03/15/53	390	392,537
Principal Financial Group, Inc. 5.38%, 03/15/33	233	234,820
5.50%, 03/15/53	90	88,380
Progressive Corp. 4.13%, 04/15/47	135	114,226
3.70%, 03/15/52	35	27,298
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33	1,450	1,461,986
Travelers Cos., Inc., 5.45%, 05/25/53	140	145,009
Unum Group, 4.13%, 06/15/51	410	309,953
Willis North America, Inc., 5.90%, 03/05/54	940	951,598

		11,165,397

Interactive Media & Services — 0.3%
Alphabet, Inc., 2.25%, 08/15/60	335	192,919
Cogent Communications Group, Inc., 7.00%, 06/15/27(a)	269	267,811
Meta Platforms, Inc. 4.45%, 08/15/52	280	248,876
5.60%, 05/15/53	1,590	1,680,528

		2,390,134

Internet Software & Services — 0.1%
Booking Holdings, Inc., 4.63%, 04/13/30	315	311,111
EquipmentShare.com, Inc., 9.00%, 05/15/28(a)	90	92,699
VeriSign, Inc., 2.70%, 06/15/31	630	527,626

		931,436

IT Services — 0.7%
Fiserv, Inc. 5.45%, 03/02/28	790	799,234
5.60%, 03/02/33(d)	865	881,883
5.45%, 03/15/34	90	91,153
4.40%, 07/01/49	780	661,744
International Business Machines Corp. 4.25%, 05/15/49	1,465	1,243,178
5.10%, 02/06/53	790	765,001
Kyndryl Holdings, Inc. 3.15%, 10/15/31	100	84,146
6.35%, 02/20/34	170	174,498
4.10%, 10/15/41	30	23,005

		4,723,842

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2024	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Products — 0.1%
Amer Sports Co., 6.75%, 02/16/31(a)(d)	$416	$412,803

Machinery — 0.4%
IDEX Corp., 2.63%, 06/15/31	2,189	1,853,383
Ingersoll Rand, Inc. 5.40%, 08/14/28	200	202,653
5.70%, 08/14/33	70	71,809
Otis Worldwide Corp. 3.11%, 02/15/40(d)	70	53,810
3.36%, 02/15/50	70	50,807
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/34(d)	310	314,010

		2,546,472

Media — 1.3%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(a)	95	89,509
AMC Networks, Inc., 10.25%, 01/15/29(a)(f)	95	95,690
Cable One, Inc., 4.00%, 11/15/30(a)(d)	332	259,102
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
5.38%, 06/01/29	50	45,772
6.38%, 09/01/29	545	517,032
4.75%, 03/01/30	50	42,932
4.50%, 08/15/30	10	8,380
7.38%, 03/01/31(d)	475	465,824
4.75%, 02/01/32(d)	50	40,806
Charter Communications Operating LLC/Charter Communications Operating Capital 3.95%, 06/30/62	325	196,077
5.50%, 04/01/63	320	250,955
Comcast Corp. 2.35%, 01/15/27	400	374,166
4.65%, 02/15/33(d)	1,020	1,000,976
2.99%, 11/01/63	880	540,441
Directv Financing LLC, 8.88%, 02/01/30(a)	272	271,343
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(a)	384	363,278
FactSet Research Systems, Inc. 2.90%, 03/01/27	1,575	1,480,716
3.45%, 03/01/32	483	426,453
Hughes Satellite Systems Corp., 5.25%, 08/01/26	157	130,665
Interpublic Group of Cos., Inc., 3.38%, 03/01/41	78	58,214
Nexstar Media, Inc., 4.75%, 11/01/28(a)(d)	279	254,215
Paramount Global, 4.20%, 05/19/32(d)	190	157,843
Sirius XM Radio, Inc., 5.50%, 07/01/29(a)(d)	50	47,623
TEGNA, Inc., 4.63%, 03/15/28(d)	478	437,205
Thomson Reuters Corp., 3.35%, 05/15/26(d)	800	770,070
Time Warner Cable LLC, 4.50%, 09/15/42	250	184,952
Townsquare Media, Inc., 6.88%, 02/01/26(a)(d)	359	350,025
Univision Communications, Inc.(a) 8.00%, 08/15/28	190	193,565
7.38%, 06/30/30(d)	200	197,768

		9,251,597

Metals & Mining — 0.8%
BHP Billiton Finance USA Ltd. 4.75%, 02/28/28	1,575	1,571,701
4.90%, 02/28/33	565	560,157
Cleveland-Cliffs, Inc., 7.00%, 03/15/32(a)(d)	200	202,640
FMG Resources August 2006 Pty. Ltd.(a) 4.50%, 09/15/27(d)	50	48,030
5.88%, 04/15/30	279	274,470
6.13%, 04/15/32(d)	4	3,955

Security	Par (000)	Value

Metals & Mining (continued)
Mineral Resources Ltd.(a) 8.13%, 05/01/27	$40	$40,465
9.25%, 10/01/28	262	275,938
Nucor Corp., 3.13%, 04/01/32	195	171,824
Rain Carbon, Inc., 12.25%, 09/01/29(a)	223	231,322
Reliance, Inc., 2.15%, 08/15/30	1,575	1,322,009
Rio Tinto Finance USA Ltd., 2.75%, 11/02/51	230	148,115
Rio Tinto Finance USA PLC, 5.13%, 03/09/53	620	602,564
Southern Copper Corp., 3.88%, 04/23/25	152	148,957
Taseko Mines Ltd., 7.00%, 02/15/26(a)	39	39,159

		5,641,306

Mortgage Real Estate Investment Trusts (REITs)(a) — 0.1%
Rithm Capital Corp., 8.00%, 04/01/29	359	348,502
Starwood Property Trust, Inc., 7.25%, 04/01/29	70	70,557

		419,059

Oil, Gas & Consumable Fuels — 2.6%
Canadian Natural Resources Ltd., 2.95%, 07/15/30	551	485,792
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	160	159,619
Chevron Corp., 3.08%, 05/11/50	60	43,084
Civitas Resources, Inc.(a) 5.00%, 10/15/26(d)	10	9,777
8.38%, 07/01/28	275	289,496
8.75%, 07/01/31(d)	131	140,178
CNOOC Finance 2015 USA LLC, Series 2015, 3.50%, 05/05/25	600	588,516
ConocoPhillips Co., 3.80%, 03/15/52	85	66,375
Continental Resources, Inc., 4.38%, 01/15/28	100	96,635
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(a)	150	141,767
CVR Energy, Inc., 8.50%, 01/15/29(a)	342	346,284
DCP Midstream Operating LP, 3.25%, 02/15/32	17	14,642
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/29(a)	150	153,175
Diamondback Energy, Inc., 6.25%, 03/15/33(d)	125	133,261
Enbridge, Inc., 6.00%, 11/15/28	145	150,761
Energy Transfer LP, 5.40%, 10/01/47	610	562,949
EQT Corp., 7.00%, 02/01/30	45	47,810
Equinor ASA 3.25%, 11/10/24(d)	400	394,794
3.25%, 11/18/49	500	364,237
Exxon Mobil Corp., 3.45%, 04/15/51	475	359,853
Global Partners LP/GLP Finance Corp. 6.88%, 01/15/29(d)	200	198,388
8.25%, 01/15/32(a)	340	352,595
Hess Corp., 5.60%, 02/15/41(d)	165	168,153
Hilcorp Energy I LP/Hilcorp Finance Co., 8.38%, 11/01/33(a)	100	108,420
Marathon Oil Corp., 5.70%, 04/01/34	610	609,970
Marathon Petroleum Corp.(d) 4.50%, 04/01/48	93	78,541
5.00%, 09/15/54	182	161,983
MPLX LP 4.88%, 12/01/24	209	207,868
4.50%, 04/15/38	650	577,225
5.20%, 03/01/47	70	64,033
4.70%, 04/15/48	355	302,840
5.50%, 02/15/49	535	509,298
4.95%, 03/14/52	517	454,114
4.90%, 04/15/58	340	284,755
New Fortress Energy, Inc.(a) 6.75%, 09/15/25	33	32,775

8

Schedule of Investments (unaudited) (continued) March 31, 2024	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
New Fortress Energy, Inc.(a) (continued) 6.50%, 09/30/26	$200	$192,568
8.75%, 03/15/29(d)	115	114,562
NGL Energy Operating LLC/NGL Energy Finance Corp.(a) 8.13%, 02/15/29	314	321,593
8.38%, 02/15/32(d)	552	565,859
Noble Finance II LLC, 8.00%, 04/15/30(a)	75	78,124
ONEOK Partners LP 4.90%, 03/15/25	2,000	1,985,244
6.13%, 02/01/41	75	77,602
ONEOK, Inc. 6.35%, 01/15/31	1,140	1,207,008
6.10%, 11/15/32	590	618,139
7.15%, 01/15/51	80	90,076
PBF Holding Co. LLC/PBF Finance Corp.(d) 6.00%, 02/15/28	50	49,200
7.88%, 09/15/30(a)	90	93,354
Phillips 66 Co., 5.65%, 06/15/54	120	121,773
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/29	225	206,480
4.90%, 02/15/45	170	147,925
Prairie Acquiror LP, 9.00%, 08/01/29(a)(d)	115	118,386
Shell International Finance BV 6.38%, 12/15/38	67	75,808
3.00%, 11/26/51	178	121,534
Talos Production, Inc.(a) 9.00%, 02/01/29	342	363,193
9.38%, 02/01/31	407	433,886
Targa Resources Corp., 4.95%, 04/15/52	190	166,466
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 03/01/30	1,100	1,094,584
Transocean, Inc.(a) 11.50%, 01/30/27	200	208,444
8.75%, 02/15/30	225	234,602
Valaris Ltd., 8.38%, 04/30/30(a)	335	345,564
Venture Global LNG, Inc.(a) 8.13%, 06/01/28(d)	85	86,716
9.50%, 02/01/29	241	259,765
8.38%, 06/01/31(d)	80	82,502
9.88%, 02/01/32(d)	311	335,178
Western Midstream Operating LP, 6.35%, 01/15/29	65	67,411

		18,523,509

Passenger Airlines(a) — 0.1%
American Airlines, Inc., 8.50%, 05/15/29	145	153,186
United Airlines, Inc. 4.38%, 04/15/26	184	177,880
4.63%, 04/15/29	382	355,260

		686,326

Personal Care Products — 0.0%
Colgate-Palmolive Co. 3.25%, 08/15/32	90	81,403
3.70%, 08/01/47	30	25,050

		106,453

Pharmaceuticals — 0.6%
AbbVie, Inc. 4.05%, 11/21/39	50	44,520
4.40%, 11/06/42	135	122,533
4.70%, 05/14/45(d)	145	135,589
4.25%, 11/21/49	180	155,890
5.40%, 03/15/54	260	267,616

Security	Par (000)	Value

Pharmaceuticals (continued)
AbbVie, Inc. (continued) 5.50%, 03/15/64	$165	$169,687
AstraZeneca PLC, 4.38%, 11/16/45	200	179,180
Bausch Health Cos., Inc.(a) 6.13%, 02/01/27	33	20,562
11.00%, 09/30/28	100	66,750
14.00%, 10/15/30(d)	100	57,529
Bristol-Myers Squibb Co. 2.55%, 11/13/50	1,070	658,524
5.55%, 02/22/54(d)	180	185,109
3.90%, 03/15/62	415	316,380
Eli Lilly & Co. 4.88%, 02/27/53	115	112,301
4.95%, 02/27/63	160	155,636
Jazz Securities DAC, 4.38%, 01/15/29(a)	10	9,315
Johnson & Johnson 3.63%, 03/03/37	195	173,047
3.70%, 03/01/46	529	441,750
Merck & Co., Inc. 4.00%, 03/07/49	330	277,097
5.00%, 05/17/53	710	695,119
Novartis Capital Corp., 2.75%, 08/14/50(d)	271	183,449
Pfizer Investment Enterprises Pte. Ltd., 5.34%, 05/19/63	80	78,390
Pfizer, Inc., 7.20%, 03/15/39(d)	80	96,450
Zoetis, Inc., 3.00%, 05/15/50	100	68,885

		4,671,308

Professional Services — 0.1%
Verisk Analytics, Inc., 4.13%, 03/15/29	1,056	1,015,924

Real Estate Management & Development — 0.1%
Anywhere Real Estate Group LLC/Anywhere Co.- Issuer Corp., 7.00%, 04/15/30(a)(d)	233	207,470
CBRE Services, Inc., 4.88%, 03/01/26	220	217,678
Howard Hughes Corp., 4.13%, 02/01/29(a)	250	224,689
Newmark Group, Inc., 7.50%, 01/12/29(a)	98	100,773

		750,610

Residential REITs — 0.1%
Realty Income Corp., 4.75%, 02/15/29	630	622,234

Retail REITs — 0.0%
Simon Property Group LP, 3.25%, 09/13/49(d)	330	230,843

Semiconductors & Semiconductor Equipment — 0.8%
Analog Devices, Inc. 1.70%, 10/01/28	385	338,243
2.80%, 10/01/41	240	174,228
2.95%, 10/01/51	180	122,068
Broadcom, Inc. 3.15%, 11/15/25	198	191,536
4.00%, 04/15/29(a)	1,860	1,771,808
3.14%, 11/15/35(a)	475	383,753
3.50%, 02/15/41(a)	1,110	861,540
3.75%, 02/15/51(a)	815	617,326
Marvell Technology, Inc., 5.95%, 09/15/33(d)	90	93,268
Micron Technology, Inc. 6.75%, 11/01/29	180	193,205
5.30%, 01/15/31	250	251,446
NCR Atleos Corp., 9.50%, 04/01/29(a)	205	219,270
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25	190	184,163
Texas Instruments, Inc., 2.70%, 09/15/51(d)	870	566,756

		5,968,610

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2024	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software — 0.7%
Cloud Software Group, Inc., 6.50%, 03/31/29(a)	$100	$94,896
Electronic Arts, Inc., 2.95%, 02/15/51(d)	150	100,268
Intuit, Inc. 1.65%, 07/15/30	71	58,685
5.20%, 09/15/33	460	468,498
5.50%, 09/15/53	150	155,710
Microsoft Corp. 2.53%, 06/01/50(d)	325	213,578
2.50%, 09/15/50(a)	125	80,747
3.04%, 03/17/62(d)	365	254,270
MicroStrategy, Inc., 6.13%, 06/15/28(a)	146	140,851
Oracle Corp. 4.50%, 05/06/28	350	344,793
4.65%, 05/06/30	235	230,445
2.88%, 03/25/31	615	534,728
3.65%, 03/25/41	940	738,085
3.60%, 04/01/50	70	50,573
3.95%, 03/25/51	300	228,581
5.55%, 02/06/53	450	440,205
3.85%, 04/01/60	980	697,484
ServiceNow, Inc., 1.40%, 09/01/30	72	58,255

		4,890,652

Specialized REITs — 0.3%
Iron Mountain, Inc., 7.00%, 02/15/29(a)(d)	300	305,717
Public Storage Operating Co. 1.95%, 11/09/28	1,775	1,565,085
2.25%, 11/09/31	125	103,750
5.35%, 08/01/53	160	160,722

		2,135,274

Specialty Retail — 0.2%
Academy Ltd., 6.00%, 11/15/27(a)(d)	179	176,311
Bath & Body Works, Inc., 6.88%, 11/01/35	408	417,204
eG Global Finance PLC, 12.00%, 11/30/28(a)	200	212,587
Foot Locker, Inc., 4.00%, 10/01/29(a)(d)	360	303,102
Gap, Inc., 3.63%, 10/01/29(a)(d)	142	124,388

		1,233,592

Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc. 2.70%, 08/05/51	890	589,027
3.95%, 08/08/52	45	37,927
2.55%, 08/20/60	95	59,357
2.85%, 08/05/61	450	290,554
4.10%, 08/08/62	270	229,057
Dell International LLC/EMC Corp., 5.40%, 04/15/34	910	912,130
Western Digital Corp., 4.75%, 02/15/26	363	354,609

		2,472,661

Textiles, Apparel & Luxury Goods — 0.2%
Tapestry, Inc. 7.35%, 11/27/28	120	126,445
7.70%, 11/27/30	170	181,290
3.05%, 03/15/32(d)	960	788,359
7.85%, 11/27/33	575	624,040

		1,720,134

Tobacco — 1.2%
Altria Group, Inc. 2.45%, 02/04/32	1,550	1,257,781
5.80%, 02/14/39	727	736,683
4.45%, 05/06/50	215	170,952

Security	Par (000)	Value

Tobacco (continued)
Altria Group, Inc. (continued) 3.70%, 02/04/51	$430	$300,490
4.00%, 02/04/61	365	268,663
BAT Capital Corp. 5.83%, 02/20/31	190	191,631
7.75%, 10/19/32	25	28,212
4.39%, 08/15/37	420	353,034
3.73%, 09/25/40	125	92,634
7.08%, 08/02/43	145	154,698
7.08%, 08/02/53	170	183,268
Philip Morris International, Inc. 5.75%, 11/17/32	710	733,016
5.38%, 02/15/33	290	292,383
5.63%, 09/07/33	650	664,718
6.38%, 05/16/38	1,510	1,652,735
4.25%, 11/10/44	1,530	1,281,816

		8,362,714

Water Utilities — 0.1%
American Water Capital Corp. 2.80%, 05/01/30(d)	270	237,686
5.45%, 03/01/54	65	65,554
Essential Utilities, Inc. 2.70%, 04/15/30	380	328,155
5.38%, 01/15/34	75	74,626

		706,021

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc. 5.15%, 04/15/34	75	74,749
5.50%, 01/15/55	165	164,684
3.60%, 11/15/60	420	294,491
5.80%, 09/15/62	985	1,016,885

		1,550,809

Total Corporate Bonds — 32.9% (Cost: $248,204,782)		236,061,446

Foreign Agency Obligations

Canada — 0.1%
Province of Quebec Canada, 4.50%, 09/08/33	600	593,756

Chile — 0.1%
Chile Government International Bond, 3.10%, 01/22/61	650	409,906

Indonesia — 0.1%
Indonesia Government International Bond 4.75%, 07/18/47(a)	300	282,375
3.35%, 03/12/71	200	133,250

		415,625

Mexico — 0.1%
Mexico Government International Bond 6.05%, 01/11/40	100	99,031
4.50%, 01/31/50(d)	340	268,090
3.77%, 05/24/61	535	348,419

		715,540

Panama — 0.0%
Panama Government International Bond, 3.87%, 07/23/60	220	126,500

10

Schedule of Investments (unaudited) (continued) March 31, 2024	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Peru — 0.0%
Peruvian Government International Bond, 3.55%, 03/10/51	$455	$327,828

Philippines — 0.0%
Philippines Government International Bond 2.65%, 12/10/45	200	132,438
3.20%, 07/06/46	200	143,812

		276,250

South Korea — 0.0%
Export-Import Bank of Korea, 5.13%, 09/18/33	220	224,336

Total Foreign Agency Obligations — 0.4% (Cost: $3,731,639)		3,089,741

Municipal Bonds

California — 0.1%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49	100	112,490
Series S-1, 6.92%, 04/01/40	50	57,207
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55	140	97,990
California State University, Refunding RB, Series B, 2.98%, 11/01/51	145	103,289
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.01%, 05/15/50	120	82,970
Series N, 3.71%, 05/15/2120	85	58,711
State of California, GO, BAB, 7.60%, 11/01/40	150	185,230
State of California, Refunding GO, 3.50%, 04/01/28	200	192,499
University of California, RB, Series AD, 4.86%, 05/15/2112	115	106,656

		997,042

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, Refunding RB, Series D, Subordinate Lien, 3.21%, 10/01/48	200	150,622

Florida — 0.0%
State Board of Administration Finance Corp., RB, Series A, 2.15%, 07/01/30	119	101,291

Illinois — 0.1%
Chicago O’Hare International Airport, ARB, Series C, Senior Lien, 4.47%, 01/01/49(d)	110	102,294
Sales Tax Securitization Corp., Refunding RB, Series B, 2nd Lien, 3.24%, 01/01/42	140	113,287
State of Illinois, GO, 5.10%, 06/01/33(d)	255	252,856

		468,437

Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Class A-4, 4.48%, 08/01/39	65	62,178

Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority, Refunding RB
Series D, 3.05%, 07/01/40	115	87,358
Series D, 3.20%, 07/01/50	80	56,740

		144,098

Security	Par (000)	Value

Massachusetts — 0.0%
Commonwealth of Massachusetts, GO, Series H, 2.90%, 09/01/49	$100	$71,970

Michigan — 0.1%
University of Michigan, RB Series A, 3.50%, 04/01/52	38	29,913
Series B, Sustainability Bonds, 3.50%, 04/01/52(d)	67	52,973
University of Michigan, Refunding RB, Series C, 3.60%, 04/01/47	238	202,711

		285,597

New Jersey — 0.0%
New Jersey Turnpike Authority, RB, BAB, Series A, 7.10%, 01/01/41	150	175,113

New York — 0.2%
City of New York, GO, Series B-1, Sustainability Bonds, 5.83%, 10/01/53(d)	130	144,611
Metropolitan Transportation Authority, RB, BAB, 6.81%, 11/15/40	105	116,860
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44	250	264,108
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB, 5.51%, 08/01/37	110	112,397
Port Authority of New York & New Jersey, ARB Series 192, 4.81%, 10/15/65	50	47,797
Series 210, 4.03%, 09/01/48	200	167,774
Port Authority of New York & New Jersey, RB, Series 191, 4.82%, 06/01/45	200	189,519

		1,043,066

Oklahoma — 0.0%
Oklahoma Development Finance Authority, RB, Series A-2, 4.62%, 06/01/44	110	104,266

Pennsylvania — 0.0%
Pennsylvania State University, Refunding RB, Series D, 2.84%, 09/01/50	80	56,808

Texas — 0.1%
Board of Regents of the University of Texas System, Refunding RB, Series B, 2.44%, 08/15/49	105	67,905
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48	100	69,689
Dallas Fort Worth International Airport, Refunding RB, 2.84%, 11/01/46	100	74,528
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	100	72,780
Texas Transportation Commission State Highway Fund, Refunding RB, 4.00%, 10/01/33	140	140,000

		424,902

Virginia — 0.0%
University of Virginia, Refunding RB, Series U, 2.58%, 11/01/51	60	39,121

Total Municipal Bonds — 0.6% (Cost: $5,065,326)		4,124,511

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2024	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 8.4%
American Home Mortgage Investment Trust, Series 2004-3, Class 4A, (6-mo. CME Term SOFR + 1.93%), 4.58%, 10/25/34(b)	$1	$1,365
Citigroup Mortgage Loan Trust, Series 2013-AA, Class A, 3.00%, 05/25/42(a)(b)	4	4,015
Connecticut Avenue Securities Trust(a)(b)
Series 2019-R01, Class 2M2, (30-day Avg SOFR + 2.56%), 7.88%, 07/25/31	197	197,731
Series 2020-SBT1, Class 1M2, (30-day Avg SOFR + 3.76%), 9.08%, 02/25/40	2,000	2,118,115
Series 2021-R01, Class 1B1, (30-day Avg SOFR + 3.10%), 8.42%, 10/25/41	750	771,538
Series 2021-R01, Class 1M1, (30-day Avg SOFR + 0.75%), 6.07%, 10/25/41	71	71,299
Series 2021-R01, Class 1M2, (30-day Avg SOFR + 1.55%), 6.87%, 10/25/41	3,040	3,053,102
Series 2021-R03, Class 1B1, (30-day Avg SOFR + 2.75%), 8.07%, 12/25/41	1,000	1,017,387
Series 2022-R01, Class 1B1, (30-day Avg SOFR + 3.15%), 8.47%, 12/25/41	2,792	2,868,348
Series 2022-R01, Class 1M1, (30-day Avg SOFR + 1.00%), 6.32%, 12/25/41	3,396	3,396,429
Series 2022-R02, Class 2M2, (30-day Avg SOFR + 3.00%), 8.32%, 01/25/42	3,000	3,082,601
Series 2022-R03, Class 1B1, (30-day Avg SOFR + 6.25%), 11.57%, 03/25/42	2,225	2,483,405
Series 2022-R05, Class 2B1, (30-day Avg SOFR + 4.50%), 9.82%, 04/25/42	1,000	1,057,840
Series 2022-R05, Class 2M2, (30-day Avg SOFR + 3.00%), 8.32%, 04/25/42	1,500	1,546,757
Series 2023-R08, Class 1M1, (30-day Avg SOFR + 1.50%), 6.82%, 10/25/43	2,985	2,997,903
Series 2024-R02, Class 1B1, (30-day Avg SOFR + 2.50%), 7.82%, 02/25/44	1,660	1,670,375
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-6, Class 3A1, 5.00%, 09/25/19	5	2,661
Fannie Mae Connecticut Avenue Securities(b)
Series 2017-C05, Class 1EB3, (30-day Avg SOFR + 1.31%), 6.63%, 01/25/30	240	240,078
Series 2018-C01, Class 1ED2, (30-day Avg SOFR + 0.96%), 6.28%, 07/25/30	49	48,566
Series 2018-C01, Class 1M2C, (30-day Avg SOFR + 2.36%), 7.68%, 07/25/30	2,150	2,192,931
Series 2021-R02, Class 2B1, (30-day Avg SOFR + 3.30%), 8.62%, 11/25/41(a)	900	928,094
Series 2021-R02, Class 2M2, (30-day Avg SOFR + 2.00%), 7.32%, 11/25/41(a)	1,800	1,810,223
Freddie Mac STACR REMIC Trust(a)(b)
Series 2021-DNA3, Class B1, (30-day Avg SOFR + 3.50%), 8.82%, 10/25/33	1,250	1,374,772
Series 2021-DNA3, Class M1, (30-day Avg SOFR + 0.75%), 6.07%, 10/25/33	72	72,137
Series 2021-DNA3, Class M2, (30-day Avg SOFR + 2.10%), 7.42%, 10/25/33	670	681,706
Series 2021-DNA6, Class B1, (30-day Avg SOFR + 3.40%), 8.72%, 10/25/41	3,520	3,642,094
Series 2021-DNA7, Class B1, (30-day Avg SOFR + 3.65%), 8.97%, 11/25/41	1,750	1,822,109

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Freddie Mac STACR REMIC Trust(a)(b) (continued)
Series 2021-HQA1, Class M2, (30-day Avg SOFR + 2.25%), 7.57%, 08/25/33	$583	$596,531
Series 2021-HQA3, Class M2, (30-day Avg SOFR + 2.10%), 7.42%, 09/25/41	1,000	1,002,797
Series 2021-HQA4, Class M1, (30-day Avg SOFR + 0.95%), 6.27%, 12/25/41	2,910	2,895,205
Series 2022-DNA1, Class M2, (30-day Avg SOFR + 2.50%), 7.82%, 01/25/42	1,500	1,525,320
Series 2022-DNA2, Class M2, (30-day Avg SOFR + 3.75%), 9.07%, 02/25/42	3,000	3,155,640
Series 2022-HQA1, Class M1A, (30-day Avg SOFR + 2.10%), 7.42%, 03/25/42	792	799,180
Series 2022-HQA1, Class M2, (30-day Avg SOFR + 5.25%), 10.57%, 03/25/42	2,150	2,329,712
Series 2023-HQA3, Class M1, (30-day Avg SOFR + 1.85%), 7.17%, 11/25/43	849	857,570
Series 2024-HQA1, Class M1, (30-day Avg SOFR + 1.25%), 6.57%, 03/25/44	2,000	2,000,598
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
Series 2017-DNA1, Class M2, (30-day Avg SOFR + 3.36%), 8.68%, 07/25/29	3,774	3,908,317
Series 2017-HQA2, Class M2, (30-day Avg SOFR + 2.76%), 8.08%, 12/25/29	557	572,577
Series 2020-HQA5, Class B1, (30-day Avg SOFR + 4.00%), 9.32%, 11/25/50(a)	1,500	1,685,229

		60,482,257

Commercial Mortgage-Backed Securities — 0.5%
BBCMS Mortgage Trust
Series 2023-C19, Class A5, 5.45%, 04/15/56	380	390,840
Series 2023-C22, Class A5, 6.80%, 11/15/56(b)	600	678,241
Commercial Mortgage Trust, Series 2014-CR17, Class A5, 3.98%, 05/10/47	420	419,338
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 3.55%, 09/10/35(a)(b)	150	140,999
GS Mortgage Securities Trust, Series 2015-GC30, Class B, 4.02%, 05/10/50(b)	300	279,843
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class B, 5.67%, 05/12/45(b)(c)	210	10,823
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, 3.80%, 08/15/48	1,043	1,009,440
WFRBS Commercial Mortgage Trust, Series 2014- C23, Class A4, 3.65%, 10/15/57	257	255,169

		3,184,693

Total Non-Agency Mortgage-Backed Securities — 8.9% (Cost: $63,343,898)		63,666,950

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 0.0%
Freddie Mac STACR Trust, Series 2019-FTR2, Class M1, (30-day Avg SOFR + 1.06%), 6.38%, 11/25/48(a)(b)	40	40,091

Commercial Mortgage-Backed Securities — 1.6%
Fannie Mae-Aces(b)
Series 2016-M13, Class A2, 2.52%, 09/25/26	578	547,617
Series 2018-M1, Class A2, 2.99%, 12/25/27	1,104	1,041,103

12

Schedule of Investments (unaudited) (continued) March 31, 2024	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Fannie Mae-Aces(b) (continued)
Series 2018-M7, Class A2, 3.03%, 03/25/28	$1,440		$1,356,973
Series 2018-M8, Class A2, 3.30%, 06/25/28	3,391		3,219,710
Freddie Mac Mortgage-Backed Securities, 4.00%, 05/01/46	124		117,867
Freddie Mac Multifamily Structured Pass Through Certificates
Series K055, Class A2, 2.67%, 03/25/26	1,590		1,524,820
Series K060, Class A2, 3.30%, 10/25/26	1,190		1,147,680
Series K061, Class A2, 3.35%, 11/25/26(b)	1,578		1,518,558
Series K072, Class A2, 3.44%, 12/25/27	1,190		1,142,192

			11,616,520

Mortgage-Backed Securities — 26.3%
Fannie Mae Mortgage-Backed Securities 3.00%, 02/01/47	58		51,711
4.00%, 02/01/47 - 02/01/57	1,116		1,038,190
3.50%, 11/01/51	3,218		2,934,252
(11th District Cost of Funds + 1.25%), 4.38%, 09/01/34(b)	50		47,723
(12-mo. LIBOR US + 1.41%), 6.16%, 04/01/35(b)	22		21,977
(12-mo. LIBOR US + 1.53%), 5.18%, 05/01/43(b)	11		11,449
(12-mo. LIBOR US + 1.54%), 5.42%, 06/01/43(b)	23		23,479
(12-mo. LIBOR US + 1.71%), 5.08%, 04/01/40(b)	3		2,654
(12-mo. LIBOR US + 1.75%), 6.00%, 08/01/41(b)	21		21,315
(12-mo. LIBOR US + 1.78%), 6.07%, 01/01/42(b)	6		5,999
(12-mo. LIBOR US + 1.81%), 6.27%, 02/01/42(b)	1		647
(12-mo. LIBOR US + 1.82%), 6.07%, 09/01/41(b)	14		14,206
(6-mo. LIBOR US + 1.04%), 5.16%, 05/01/33(b)	2		2,410
(6-mo. LIBOR US + 1.36%), 5.70%, 10/01/32(b)	9		8,720
Freddie Mac Mortgage-Backed Securities 4.50%, 05/01/24 - 01/01/49	908	(g)	888,167
4.00%, 10/01/24 - 01/01/49	2,307		2,190,466
5.00%, 08/01/25 - 03/01/48	281		281,377
3.50%, 04/01/26 - 04/01/49	5,490		5,036,409
2.50%, 02/01/27	195		188,264
3.00%, 05/01/27 - 10/01/47	4,586		4,098,961
6.00%, 11/01/28 - 04/01/38	186		192,793
6.50%, 06/01/29 - 08/01/36	186	(g)	198,130
7.50%, 12/01/30	—	(g)	302
5.50%, 05/01/33 - 08/01/38	445		453,762
(11th District Cost of Funds + 1.25%), 4.38%, 11/01/27(b)	23		22,779
(12-mo. LIBOR US + 1.50%), 5.25%, 06/01/43(b)	1		727
(12-mo. LIBOR US + 1.60%), 6.85%, 08/01/43(b)	4		3,541
(12-mo. LIBOR US + 1.65%), 6.58%, 05/01/43(b)	20		21,064
(12-mo. LIBOR US + 1.71%), 5.98%, 08/01/41(b)	14		13,823
(12-mo. LIBOR US + 1.75%), 4.82%, 04/01/38(b)	28		28,018
(12-mo. LIBOR US + 1.75%), 6.19%, 02/01/40(b)	19		18,766
(12-mo. LIBOR US + 1.79%), 6.04%, 09/01/32(b)	1		1,332
(12-mo. LIBOR US + 1.89%), 5.98%, 07/01/41(b)	6		5,912
(12-mo. LIBOR US + 1.90%), 6.15%, 01/01/42(b)	—	(g)	375
(1-year CMT + 2.34%), 5.13%, 04/01/32(b)	13		12,841
Ginnie Mae Mortgage-Backed Securities 6.50%, 06/15/28 - 04/18/54(h)	1,554		1,581,440
7.50%, 08/20/30	1		1,509
6.00%, 01/15/32 - 04/18/54(h)	677		686,919
5.00%, 11/20/33 - 04/18/54(h)	1,654		1,644,631
5.50%, 05/20/36 - 04/18/54(h)	2,097		2,105,418

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities (continued)
4.50%, 03/15/39 - 08/20/49	$1,996		$1,944,312
4.00%, 09/15/40 - 09/15/49	4,373		4,150,688
3.50%, 01/15/41 - 04/18/54(h)	6,821		6,281,939
3.00%, 01/20/43 - 09/20/52	8,022		7,159,581
2.50%, 12/20/46 - 04/20/52	9,880		8,358,025
2.00%, 08/20/50 - 12/20/51(i)	10,129		8,299,943
Uniform Mortgage-Backed Securities 4.00%, 06/01/24 - 03/01/51(h)	9,048		8,558,400
5.00%, 10/01/24 - 04/11/54(h)	5,265		5,177,798
4.50%, 11/01/24 - 04/11/54(h)	5,327		5,141,471
3.00%, 12/01/26 - 04/11/54(h)	14,531		12,935,503
2.50%, 09/01/28 - 03/01/52	33,085		28,013,586
7.50%, 09/01/29	1		1,382
6.50%, 12/01/30 - 04/11/54(h)	4,018	(g)	4,117,688
3.50%, 11/01/31 - 06/01/49(h)	7,203		6,615,964
6.00%, 11/01/31 - 04/11/54(h)	5,628		5,689,760
7.00%, 01/01/32 - 06/01/32	11		11,130
5.50%, 10/01/32 - 04/11/54(h)	5,844		5,872,676
2.00%, 12/01/35 - 03/01/52(h)	47,488		38,803,898
1.50%, 03/01/36 - 07/01/51(h)	9,154		7,431,091

			188,427,293

Total U.S. Government Sponsored Agency Securities — 27.9% (Cost: $227,329,837)			200,083,904

U.S. Treasury Obligations
U.S. Treasury Bonds 4.50%, 08/15/39	1,000		1,024,570
4.75%, 11/15/43	3,400		3,526,969
3.38%, 11/15/48	11,000		9,192,305
4.13%, 08/15/53	2,500		2,402,734
U.S. Treasury Notes 4.25%, 01/31/26(d)	962		954,409
4.00%, 02/29/28	77,899		76,989,164
3.63%, 05/31/28	2,800		2,729,016
4.88%, 10/31/28(d)	4,000		4,100,469
3.75%, 12/31/28	6,500		6,361,367
4.38%, 11/30/30	30,000		30,249,609

Total U.S. Treasury Obligations — 19.2% (Cost: $137,912,079)			137,530,612

Total Long-Term Investments — 100.0% (Cost: $758,728,727)			717,501,132

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) March 31, 2024	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(j)(k)(l)	31,827,949	$31,840,680
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(j)(k)	100,000	100,000

Total Short-Term Securities — 4.5% (Cost: $31,930,146)		31,940,680

Total Investments Before TBA Sale Commitments — 104.5% (Cost: $790,658,873)		749,441,812

	Par (000)

TBA Sale Commitments(h)

Mortgage-Backed Securities — (0.6)%
Uniform Mortgage-Backed Securities
3.50%, 04/11/54	$(2,282)	(2,041,931)
4.00%, 04/11/54	(800)	(740,802)
5.00%, 04/11/54	(1,600)	(1,561,061)

Total TBA Sale Commitments — (0.6)% (Proceeds: $(4,379,043))		(4,343,794)

Total Investments, Net of TBA Sale Commitments — 103.9% (Cost: $786,279,830)		745,098,018

Liabilities in Excess of Other Assets — (3.9)%		(27,968,373)

Net Assets — 100.0%		$717,129,645

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	When-issued security.
(g)	Rounds to less than 1,000.
(h)	Represents or includes a TBA transaction.
(i)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(j)	Affiliate of the Master Portfolio.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$54,071,032	$—	$(22,227,124	)(a)	$4,259	$(7,487)	$31,840,680	31,827,949	$60,870	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	—		—	—	100,000	100,000	1,305		—

					$4,259	$(7,487)	$31,940,680		$62,175		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro Bund	37	06/06/24	$5,324	$22,516
10-Year Australian Treasury Bonds	9	06/17/24	684	1,475
U.S. Long Bond	321	06/18/24	38,660	475,616

14

Schedule of Investments (unaudited) (continued) March 31, 2024	Advantage CoreAlpha Bond Master Portfolio

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts (continued) 10-Year Canadian Bond	111	06/19/24	$9,861	$32,579
2-Year U.S. Treasury Note	156	06/28/24	31,900	(25,838)

				506,348

Short Contracts
Euro OAT	60	06/06/24	8,297	(81,926)
10-Year U.S. Treasury Note	139	06/18/24	15,401	(1,859)
10-Year U.S. Ultra Long Treasury Note	27	06/18/24	3,094	(14,389)
Ultra U.S. Treasury Bond	21	06/18/24	2,709	(44,286)
Long Gilt	9	06/26/24	1,135	(13,110)
5-Year U.S. Treasury Note	149	06/28/24	15,945	(494)

				(156,064)

				$350,284

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	500,000	USD	325,061	Goldman Sachs International	06/20/24	$1,479
CAD	1,310,000	USD	966,151	Barclays Bank PLC	06/20/24	2,055
COP	580,000,000	USD	145,676	Barclays Bank PLC	06/20/24	2,448
COP	170,000,000	USD	43,130	Goldman Sachs International	06/20/24	285
COP	7,090,000,000	USD	1,786,299	Morgan Stanley & Co. International PLC	06/20/24	24,386
EUR	600,000	USD	648,588	Goldman Sachs International	06/20/24	766
GBP	610,000	USD	768,782	Goldman Sachs International	06/20/24	1,448
INR	9,000,000	USD	107,670	Barclays Bank PLC	06/20/24	4
MXN	7,000,000	USD	410,300	Barclays Bank PLC	06/20/24	5,569
MXN	2,800,000	USD	164,704	BNP Paribas SA	06/20/24	1,644
MXN	3,000,000	USD	177,550	Citibank N.A.	06/20/24	680
MXN	4,400,000	USD	258,111	Citibank N.A.	06/20/24	3,292
MXN	1,700,000	USD	99,638	Morgan Stanley & Co. International PLC	06/20/24	1,359
NZD	920,000	USD	548,246	Bank of America N.A.	06/20/24	1,438
SGD	300,000	USD	222,847	Barclays Bank PLC	06/20/24	130
USD	291,487	AUD	440,000	Goldman Sachs International	06/20/24	4,132
USD	3,600,774	AUD	5,440,000	Goldman Sachs International	06/20/24	48,022
USD	397,912	AUD	600,000	JPMorgan Chase Bank N.A.	06/20/24	6,065
USD	87,377	BRL	440,000	Goldman Sachs International	06/20/24	296
USD	298,229	BRL	1,500,000	Goldman Sachs International	06/20/24	1,363
USD	99,662	BRL	500,000	Standard Chartered Bank	06/20/24	707
USD	606,269	CAD	820,000	Deutsche Bank AG	06/20/24	216
USD	4,659,510	CAD	6,280,000	Toronto-Dominion Bank	06/20/24	18,031
USD	392,491	CHF	350,000	Goldman Sachs International	06/20/24	1,030
USD	1,850,911	CHF	1,610,000	JPMorgan Chase Bank N.A.	06/20/24	50,192
USD	224,529	CZK	5,200,000	Deutsche Bank AG	06/20/24	2,800
USD	250,895	CZK	5,800,000	Deutsche Bank AG	06/20/24	3,583
USD	415,010	CZK	9,600,000	Deutsche Bank AG	06/20/24	5,665
USD	445,522	CZK	10,300,000	Deutsche Bank AG	06/20/24	6,329
USD	2,720,853	CZK	63,000,000	Goldman Sachs International	06/20/24	34,526
USD	541,274	CZK	12,500,000	UBS AG	06/20/24	8,273
USD	340,433	EUR	310,000	Barclays Bank PLC	06/20/24	4,933
USD	1,063,952	EUR	980,000	Barclays Bank PLC	06/20/24	3,341
USD	489,442	EUR	450,000	Citibank N.A.	06/20/24	2,427
USD	272,285	EUR	250,000	JPMorgan Chase Bank N.A.	06/20/24	1,721
USD	536,102	EUR	490,000	Morgan Stanley & Co. International PLC	06/20/24	5,796
USD	1,989,562	EUR	1,820,000	Morgan Stanley & Co. International PLC	06/20/24	19,856
USD	50,813	GBP	40,000	Bank of America N.A.	06/20/24	306
USD	37,887	GBP	30,000	Barclays Bank PLC	06/20/24	7

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) March 31, 2024	Advantage CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	987,242	GBP	770,000	Barclays Bank PLC	06/20/24	$14,985
USD	749,514	GBP	590,000	Citibank N.A.	06/20/24	4,538
USD	409,727	GBP	320,000	Goldman Sachs International	06/20/24	5,672
USD	154,197	GBP	120,000	JPMorgan Chase Bank N.A.	06/20/24	2,677
USD	306,863	GBP	240,000	JPMorgan Chase Bank N.A.	06/20/24	3,821
USD	764,611	GBP	600,000	Morgan Stanley & Co. International PLC	06/20/24	7,008
USD	1,990,292	GBP	1,570,000	Morgan Stanley & Co. International PLC	06/20/24	7,898
USD	493,905	GBP	390,000	Standard Chartered Bank	06/20/24	1,464
USD	173,054	HKD	1,350,000	HSBC Bank PLC	06/20/24	183
USD	336,179	HUF	122,000,000	BNP Paribas SA	06/20/24	3,425
USD	468,895	HUF	171,000,000	Citibank N.A.	06/20/24	2,494
USD	602,057	HUF	219,000,000	Toronto-Dominion Bank	06/20/24	4,736
USD	446,161	JPY	65,000,000	Barclays Bank PLC	06/20/24	11,563
USD	194,152	JPY	29,000,000	JPMorgan Chase Bank N.A.	06/20/24	254
USD	197,853	JPY	29,000,000	JPMorgan Chase Bank N.A.	06/20/24	3,955
USD	592,132	JPY	88,000,000	Morgan Stanley & Co. International PLC	06/20/24	3,753
USD	272,488	KRW	355,000,000	Barclays Bank PLC	06/20/24	8,328
USD	358,769	KRW	475,000,000	Deutsche Bank AG	06/20/24	5,316
USD	131,204	KRW	175,000,000	Goldman Sachs International	06/20/24	984
USD	153,390	KRW	200,000,000	Goldman Sachs International	06/20/24	4,567
USD	198,696	NOK	2,100,000	Deutsche Bank AG	06/20/24	4,903
USD	2,775,563	NZD	4,500,000	Barclays Bank PLC	06/20/24	86,891
USD	2,720,303	PHP	150,800,000	Bank of America N.A.	06/20/24	38,538
USD	904,410	PLN	3,550,000	Bank of America N.A.	06/20/24	16,374
USD	200,376	PLN	800,000	Deutsche Bank AG	06/20/24	255
USD	152,032	PLN	600,000	JPMorgan Chase Bank N.A.	06/20/24	1,941
USD	359,941	THB	12,725,701	Barclays Bank PLC	06/20/24	8,906
USD	937,527	THB	33,000,000	HSBC Bank PLC	06/20/24	27,231
USD	88,853	THB	3,200,000	JPMorgan Chase Bank N.A.	06/20/24	582
USD	156,243	THB	5,540,000	JPMorgan Chase Bank N.A.	06/20/24	3,424
USD	23,595	THB	834,299	Morgan Stanley & Co. International PLC	06/20/24	581
USD	708,424	TWD	22,100,000	Goldman Sachs International	06/20/24	15,299
USD	127,250	ZAR	2,400,000	Citibank N.A.	06/20/24	1,346
USD	855,345	ZAR	16,100,000	JPMorgan Chase Bank N.A.	06/20/24	10,740

						591,232

AUD	350,000	USD	228,644	Bank of America N.A.	06/20/24	(67)
AUD	380,000	USD	248,292	Citibank N.A.	06/20/24	(121)
AUD	340,000	USD	223,479	Goldman Sachs International	06/20/24	(1,432)
BRL	13,380,000	USD	2,671,021	Morgan Stanley & Co. International PLC	06/20/24	(22,985)
CAD	420,000	USD	310,781	Goldman Sachs International	06/20/24	(364)
CAD	500,000	USD	371,192	Goldman Sachs International	06/20/24	(1,648)
CAD	80,000	USD	59,410	HSBC Bank PLC	06/20/24	(283)
CAD	210,000	USD	156,002	Morgan Stanley & Co. International PLC	06/20/24	(793)
CHF	190,000	USD	212,863	BNP Paribas SA	06/20/24	(356)
CHF	230,000	USD	260,698	Citibank N.A.	06/20/24	(3,452)
CHF	450,000	USD	518,981	HSBC Bank PLC	06/20/24	(15,675)
CHF	1,040,000	USD	1,182,430	HSBC Bank PLC	06/20/24	(19,232)
CHF	540,000	USD	618,336	Morgan Stanley & Co. International PLC	06/20/24	(14,369)
CZK	6,100,000	USD	261,973	Deutsche Bank AG	06/20/24	(1,869)
EUR	190,000	USD	208,566	JPMorgan Chase Bank N.A.	06/20/24	(2,937)
EUR	270,000	USD	295,870	JPMorgan Chase Bank N.A.	06/20/24	(3,661)
EUR	1,875,000	USD	2,056,157	UBS AG	06/20/24	(26,927)
GBP	420,000	USD	537,423	Citibank N.A.	06/20/24	(7,101)
GBP	420,000	USD	535,823	Goldman Sachs International	06/20/24	(5,501)
HUF	73,000,000	USD	201,073	Bank of America N.A.	06/20/24	(1,966)
HUF	55,000,000	USD	151,600	JPMorgan Chase Bank N.A.	06/20/24	(1,588)
IDR	2,500,000,000	USD	161,026	BNP Paribas SA	06/20/24	(3,863)
IDR	2,800,000,000	USD	180,116	Morgan Stanley & Co. International PLC	06/20/24	(4,094)
IDR	7,460,000,000	USD	480,670	Morgan Stanley & Co. International PLC	06/20/24	(11,695)
INR	63,000,000	USD	758,963	Goldman Sachs International	06/20/24	(5,248)
INR	20,600,000	USD	246,741	Standard Chartered Bank	06/20/24	(289)

16

Schedule of Investments (unaudited) (continued) March 31, 2024	Advantage CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

JPY	47,000,000	USD	325,250	Barclays Bank PLC	06/20/24	$(11,002)
JPY	58,000,000	USD	388,194	Citibank N.A.	06/20/24	(398)
JPY	109,000,000	USD	752,428	UBS AG	06/20/24	(23,640)
KRW	5,895,000,000	USD	4,513,333	Deutsche Bank AG	06/20/24	(126,792)
KRW	410,000,000	USD	307,356	JPMorgan Chase Bank N.A.	06/20/24	(2,270)
MXN	6,100,000	USD	363,052	Barclays Bank PLC	06/20/24	(652)
NOK	2,100,000	USD	199,682	Deutsche Bank AG	06/20/24	(5,889)
NOK	3,000,000	USD	281,304	Deutsche Bank AG	06/20/24	(4,457)
NOK	1,800,000	USD	167,960	JPMorgan Chase Bank N.A.	06/20/24	(1,852)
NOK	6,800,000	USD	650,507	Morgan Stanley & Co. International PLC	06/20/24	(22,988)
NZD	470,000	USD	283,445	Bank of America N.A.	06/20/24	(2,628)
NZD	640,000	USD	386,333	Barclays Bank PLC	06/20/24	(3,944)
NZD	720,000	USD	438,725	Barclays Bank PLC	06/20/24	(8,537)
NZD	420,000	USD	253,239	Goldman Sachs International	06/20/24	(2,296)
NZD	670,000	USD	408,521	Morgan Stanley & Co. International PLC	06/20/24	(8,208)
PHP	13,200,000	USD	238,488	Standard Chartered Bank	06/20/24	(3,745)
PLN	700,000	USD	177,350	Barclays Bank PLC	06/20/24	(2,244)
PLN	700,000	USD	178,503	Deutsche Bank AG	06/20/24	(3,397)
PLN	1,800,000	USD	459,236	Deutsche Bank AG	06/20/24	(8,965)
PLN	600,000	USD	151,012	Societe Generale	06/20/24	(921)
SEK	30,700,000	USD	3,006,503	Barclays Bank PLC	06/20/24	(129,148)
SEK	600,000	USD	58,747	BNP Paribas SA	06/20/24	(2,512)
SEK	5,400,000	USD	531,193	Deutsche Bank AG	06/20/24	(25,078)
SEK	3,100,000	USD	301,114	Goldman Sachs International	06/20/24	(10,567)
SGD	370,000	USD	276,348	Barclays Bank PLC	06/20/24	(1,343)
SGD	510,000	USD	385,217	Barclays Bank PLC	06/20/24	(6,155)
SGD	900,000	USD	672,719	Barclays Bank PLC	06/20/24	(3,787)
SGD	250,000	USD	186,734	BNP Paribas SA	06/20/24	(920)
SGD	5,200,000	USD	3,923,637	Citibank N.A.	06/20/24	(58,698)
SGD	170,000	USD	127,697	JPMorgan Chase Bank N.A.	06/20/24	(1,343)
SGD	280,000	USD	209,633	JPMorgan Chase Bank N.A.	06/20/24	(1,521)
TWD	2,000,000	USD	64,243	Deutsche Bank AG	06/20/24	(1,516)
TWD	5,700,000	USD	180,306	Deutsche Bank AG	06/20/24	(1,536)
TWD	2,600,000	USD	82,081	JPMorgan Chase Bank N.A.	06/20/24	(537)
USD	130,447	AUD	200,000	JPMorgan Chase Bank N.A.	06/20/24	(169)
USD	441,332	CAD	600,000	Bank of America N.A.	06/20/24	(2,121)
USD	66,257	CAD	90,000	Deutsche Bank AG	06/20/24	(261)
USD	228,762	CAD	310,000	JPMorgan Chase Bank N.A.	06/20/24	(355)
USD	317,411	CAD	430,000	Morgan Stanley & Co. International PLC	06/20/24	(397)
USD	100,191	CHF	90,000	Morgan Stanley & Co. International PLC	06/20/24	(470)
USD	228,529	COP	900,000,000	Barclays Bank PLC	06/20/24	(1,318)
USD	152,524	COP	600,000,000	Goldman Sachs International	06/20/24	(708)
USD	361,564	CZK	8,500,000	BNP Paribas SA	06/20/24	(877)
USD	226,776	GBP	180,000	Citibank N.A.	06/20/24	(505)
USD	163,671	GBP	130,000	Deutsche Bank AG	06/20/24	(476)
USD	126,955	JPY	19,000,000	JPMorgan Chase Bank N.A.	06/20/24	(81)
USD	133,921	MXN	2,300,000	JPMorgan Chase Bank N.A.	06/20/24	(2,721)
USD	113,395	PHP	6,400,000	Morgan Stanley & Co. International PLC	06/20/24	(420)
USD	404,647	THB	14,700,000	UBS AG	06/20/24	(849)
USD	228,952	ZAR	4,400,000	Barclays Bank PLC	06/20/24	(1,872)
USD	540,332	ZAR	10,300,000	Barclays Bank PLC	06/20/24	(5)
USD	370,638	ZAR	7,100,000	Citibank N.A.	06/20/24	(1,827)
ZAR	67,818	USD	3,620	Barclays Bank PLC	06/20/24	(62)
ZAR	2,000,000	USD	106,151	Deutsche Bank AG	06/20/24	(1,231)
ZAR	3,532,182	USD	188,502	Deutsche Bank AG	06/20/24	(3,204)
ZAR	3,100,000	USD	164,267	Goldman Sachs International	06/20/24	(1,641)
ZAR	3,400,000	USD	180,732	Morgan Stanley & Co. International PLC	06/20/24	(2,368)

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) March 31, 2024	Advantage CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CLP	835,000,000	USD	860,434	Citibank N.A.	06/21/24	$(9,922)
CLP	121,000,000	USD	126,296	Goldman Sachs International	06/21/24	(3,048)

						(683,910)

						$(92,678)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Master Portfolio	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.41.V2	5.00%	Quarterly	12/20/28	USD	18,543	$1,396,027)	$(1,143,008)	$(253,019)
CDX.NA.IG.42.V1	1.00	Quarterly	06/20/29	USD	68,000	(1,558,708)	(1,460,587)	(98,121)

						$(2,954,735)	$(2,603,595)	$(351,140)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Master Portfolio	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.42.V1	5.00%	Quarterly	06/20/29	B	USD 4,005		$295,288	$276,153	$19,135

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

				Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Master Portfolio		Received by the Master Portfolio
Rate	Frequency	Rate	Frequency

3.00%	Annual	6-mo. EURIBOR, 3.85%	Semi-Annual	06/19/24	(a)	06/19/26	EUR	33,640	$(24,433)	$28,851	$(53,284)

4.35%	Annual	1-Day SONIA, 5.19%	Annual	06/19/24	(a)	06/19/26	GBP	88,090	(274,003)	110,612	(384,615)

1-Day SOFR, 5.34%	Annual	4.30%	Annual	06/20/24	(a)	06/20/26	USD	18,785	(18,346)	(11,112)	(7,234)

6-mo. EURIBOR, 3.85%	Semi-Annual	2.82%	Annual	06/19/24	(a)	06/19/27	EUR	3,400	5,664	(3,140)	8,804

2.83%	Annual	6-mo. EURIBOR, 3.85%	Semi-Annual	06/19/24	(a)	06/19/27	EUR	8,020	(15,230)	57	(15,287)

3.75%	Semi-Annual	1-Day CORRA, 5.00%	Semi-Annual	06/19/24	(a)	06/19/27	CAD	1,720	(1,671)	459	(2,130)

1-Day CORRA, 5.00%	Semi-Annual	3.75%	Semi-Annual	06/19/24	(a)	06/19/27	CAD	28,880	26,293	(8,087)	34,380

3.88%	Quarterly	3-mo. BBSW, 4.34%	Quarterly	06/19/24	(a)	06/19/27	AUD	19,370	(39,133)	83	(39,216)

4.12%	Annual	1-Day SOFR, 5.34%	Annual	06/20/24	(a)	06/20/27	USD	10,290	(4,569)	67	(4,636)

4.12%	Annual	1-Day SONIA, 5.19%	Annual	06/19/24	(a)	06/19/27	GBP	7,950	(40,089)	8,744	(48,833)

4.15%	Annual	1-Day SOFR, 5.34%	Annual	06/20/24	(a)	06/20/27	USD	15,180	(17,560)	(3,963)	(13,597)

6-mo. EURIBOR, 3.85%	Semi-Annual	2.67%	Annual	06/19/24	(a)	06/19/29	EUR	24,330	95,047	(45,303)	140,350

1-Day SONIA, 5.19%	Annual	3.86%	Annual	06/19/24	(a)	06/19/29	GBP	3,130	24,583	(8,420)	33,003

3.73%	Annual	1-Day SOFR, 5.34%	Annual	06/20/24	(a)	06/20/29	USD	1,955	14,449	16,289	(1,840)

3.76%	Annual	1-Day SOFR, 5.34%	Annual	06/20/24	(a)	06/20/29	USD	3,910	23,676	850	22,826

3.92%	Annual	1-Day SOFR, 5.34%	Annual	06/20/24	(a)	06/20/29	USD	7,942	(10,070)	7,269	(17,339)

3.94%	Annual	1-Day SOFR, 5.34%	Annual	06/20/24	(a)	06/20/29	USD	1,946	(3,725)	(5,372)	1,647

3.95%	Annual	1-Day SOFR, 5.34%	Annual	06/20/24	(a)	06/20/29	USD	4,000	(10,291)	(2,899)	(7,392)

28-Day MXIBTIIE, 11.25%	Monthly	8.51%	Monthly	09/18/24	(a)	09/12/29	MXN	10,470	(844)	6	(850)

1-Day THOR, 2.49%	Quarterly	2.20%	Quarterly	09/18/24	(a)	09/18/29	THB	8,880	88	3	85

3-mo. STIBOR, 4.03%	Quarterly	2.52%	Annual	09/18/24	(a)	09/18/29	SEK	4,930	(1,112)	2,517	(3,629)

6-mo. EURIBOR, 3.85%	Semi-Annual	2.52%	Annual	09/18/24	(a)	09/18/29	EUR	610	(40)	2,149	(2,189)

1-Day SORA, 3.69%	Semi-Annual	2.80%	Semi-Annual	09/18/24	(a)	09/18/29	SGD	1,720	(7,547)	14	(7,561)

1-Day SORA, 3.69%	Semi-Annual	2.80%	Semi-Annual	09/18/24	(a)	09/18/29	SGD	1,720	(7,518)	14	(7,532)

6-mo. PRIBOR, 5.23%	Semi-Annual	3.00%	Annual	09/18/24	(a)	09/18/29	CZK	63,340	(58,029)	31	(58,060)

3.24%	Semi-Annual	1-Day CORRA, 5.00%	Semi-Annual	09/18/24	(a)	09/18/29	CAD	1,020	3,683	(1,115)	4,798

3.77%	Annual	1-Day SONIA, 5.19%	Annual	09/18/24	(a)	09/18/29	GBP	510	(4,066)	623	(4,689)

18

Schedule of Investments (unaudited) (continued) March 31, 2024	Advantage CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)

				Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Master Portfolio		Received by the Master Portfolio
Rate	Frequency	Rate	Frequency

3.80%	Annual	6-mo. NIBOR, 4.87%	Semi-Annual	09/18/24	(a)	09/18/29	NOK	22,940	$(3,829)	$(19,097)	$15,268

3.85%	Annual	1-Day SOFR, 5.34%	Annual	09/18/24	(a)	09/18/29	USD	670	(1,222)	(813)	(409)

3.94%	Semi-Annual	6-mo. BBSW, 4.50%	Semi-Annual	09/18/24	(a)	09/18/29	AUD	270	66	2	64

3.94%	Semi-Annual	6-mo. BBSW, 4.50%	Semi-Annual	09/18/24	(a)	09/18/29	AUD	3,110	671	23	648

4.16%	Semi-Annual	3-mo. BBR, 5.71%	Quarterly	09/18/24	(a)	09/18/29	NZD	760	(129)	5	(134)

6-mo. WIBOR, 5.86%	Semi-Annual	4.81%	Annual	09/18/24	(a)	09/18/29	PLN	4,560	386	13	373

8.47%	Quarterly	3-mo. JIBAR, 8.35%	Quarterly	09/18/24	(a)	09/18/29	ZAR	18,850	11,626	11	11,615

3-mo. KRW CDC, 3.64%	Quarterly	3.14%	Quarterly	09/19/24	(a)	09/19/29	KRW	2,051,670	(4,084)	17	(4,101)

3-mo. KRW CDC, 3.64%	Quarterly	3.16%	Quarterly	09/19/24	(a)	09/19/29	KRW	1,159,640	(1,833)	10	(1,843)

3.67%	Quarterly	3-mo. HIBOR, 4.72%	Quarterly	09/19/24	(a)	09/19/29	HKD	10,630	7,124	15	7,109

3.78%	Quarterly	3-mo. HIBOR, 4.72%	Quarterly	09/19/24	(a)	09/19/29	HKD	4,890	405	7	398

6-mo. EURIBOR, 3.85%	Semi-Annual	2.64%	Annual	06/19/24	(a)	06/19/34	EUR	22,260	180,390	(58,787)	239,177

1-Day SONIA, 5.19%	Annual	3.74%	Annual	06/19/24	(a)	06/19/34	GBP	16,900	213,286	40,256	173,030

1-Day SOFR, 5.34%	Annual	3.87%	Annual	06/20/24	(a)	06/20/34	USD	25,720	158,374	(22,311)	180,685

2.39%	Annual	6-mo. EURIBOR, 3.85%	Semi-Annual	06/19/24	(a)	06/19/54	EUR	11,400	(216,631)	24,251	(240,882)

3.66%	Annual	1-Day SOFR, 5.34%	Annual	06/20/24	(a)	06/20/54	USD	11,560	(148,280)	(6,571)	(141,709)

									$(148,473)	$46,258	$(194,731)

(a)	Forward Swap.

Centrally Cleared Inflation Swaps

				Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Master Portfolio		Received by the Master Portfolio
Reference	Frequency	Rate	Frequency

2.46%	At Termination	US CPI for All Urban Consumers NSA	At Termination	02/05/34	USD	1,330	$9,416	$(1,893)	$11,309

2.44%	At Termination	US CPI for All Urban Consumers NSA	At Termination	02/06/34	USD	1,330	11,528	473	11,055

2.48%	At Termination	US CPI for All Urban Consumers NSA	At Termination	02/08/34	USD	690	3,996	14	3,982

2.19%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	02/15/34	EUR	860	2,857	(419)	3,276

2.19%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	02/15/34	EUR	270	766	336	430

3.60%	At Termination	UK RPI All Items NSA	At Termination	02/15/34	GBP	720	9,214	2,598	6,616

3.64%	At Termination	UK RPI All Items NSA	At Termination	02/15/34	GBP	270	2,181	422	1,759

2.52%	At Termination	US CPI for All Urban Consumers NSA	At Termination	02/22/34	USD	380	984	(328)	1,312

2.53%	At Termination	US CPI for All Urban Consumers NSA	At Termination	02/26/34	USD	1,690	3,455	35	3,420

2.51%	At Termination	US CPI for All Urban Consumers NSA	At Termination	02/27/34	USD	330	1,233	257	976

2.50%	At Termination	US CPI for All Urban Consumers NSA	At Termination	02/28/34	USD	690	3,087	14	3,073

		US CPI for All Urban

2.52%	At Termination	Consumers NSA	At Termination	03/05/34	USD	330	950	106	844

		US CPI for All Urban

2.53%	At Termination	Consumers NSA	At Termination	03/06/34	USD	680	1,427	14	1,413

2.49%	At Termination	US CPI for All Urban Consumers NSA	At Termination	03/14/34	USD	410	2,014	14	2,000

2.18%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	03/15/34	EUR	340	1,795	(179)	1,974

2.19%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	03/15/34	EUR	270	1,148	(586)	1,734

2.22%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	03/15/34	EUR	320	623	59	564

2.23%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	03/15/34	EUR	580	490	(680)	1,170

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) March 31, 2024	Advantage CoreAlpha Bond Master Portfolio

Centrally Cleared Inflation Swaps (continued)

				Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Master Portfolio		Received by the Master Portfolio
Reference	Frequency	Rate	Frequency

2.24%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	03/15/34	EUR	270	$(140)	$198	$(338)

2.24%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	03/15/34	EUR	280	(89)	(425)	336

2.25%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	03/15/34	EUR	270	(384)	171	(555)

3.55%	At Termination	UK RPI All Items NSA	At Termination	03/15/34	GBP	470	7,151	1,609	5,542

3.59%	At Termination	UK RPI All Items NSA	At Termination	03/15/34	GBP	410	4,125	1,590	2,535

3.64%	At Termination	UK RPI All Items NSA	At Termination	03/15/34	GBP	500	1,891	560	1,331

3.64%	At Termination	UK RPI All Items NSA	At Termination	03/15/34	GBP	490	2,242	709	1,533

3.65%	At Termination	UK RPI All Items NSA	At Termination	03/15/34	GBP	230	843	307	536

2.52%	At Termination	US CPI for All Urban Consumers NSA	At Termination	03/25/34	USD	5,200	13,668	19,295	(5,627)

							$86,471	$24,271	$62,200

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$72,943,967	$—	$72,943,967
Common Stocks	—	—	1	1
Corporate Bonds	—	236,061,446	—	236,061,446
Foreign Agency Obligations	—	3,089,741	—	3,089,741
Municipal Bonds	—	4,124,511	—	4,124,511
Non-Agency Mortgage-Backed Securities	—	63,656,127	10,823	63,666,950
U.S. Government Sponsored Agency Securities	—	200,083,904	—	200,083,904
U.S. Treasury Obligations	—	137,530,612	—	137,530,612

20

Schedule of Investments (unaudited) (continued) March 31, 2024	Advantage CoreAlpha Bond Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Short-Term Securities
Money Market Funds	$31,940,680	$—	$—	$31,940,680
Liabilities
Investments
TBA Sale Commitments	—	(4,343,794)	—	(4,343,794)

	$31,940,680	$713,146,514	$10,824	$745,098,018

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$19,135	$—	$19,135
Foreign Currency Exchange Contracts	—	591,232	—	591,232
Interest Rate Contracts	532,186	874,260	—	1,406,446
Other Contracts	—	68,720	—	68,720
Liabilities
Credit Contracts	—	(351,140)	—	(351,140)
Foreign Currency Exchange Contracts	—	(683,910)	—	(683,910)
Interest Rate Contracts	(181,902)	(1,068,991)	—	(1,250,893)
Other Contracts	—	(6,520)	—	(6,520)

	$350,284	$(557,214)	$—	$(206,930)

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

COP	Colombian Peso

CZK	Czech Koruna

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

HUF	Hungarian Forint

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PHP	Philippine Peso

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TWD	New Taiwan Dollar

Currency Abbreviation (continued)

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

ABS	Asset-Backed Security

ARB	Airport Revenue Bonds

BAB	Build America Bond

BBR	Bank Bill Rate

BBSW	Bank Bill Swap Rate

CMT	Constant Maturity Treasury

CORRA	Overnight Bank of Canada Repo Rate

CPI	Consumer Price Index

CVR	Contingent Value Right

DAC	Designated Activity Company

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

HIBOR	Hong Kong Interbank Offered Rate

JIBAR	Johannesburg Interbank Average Rate

LIBOR	London Interbank Offered Rate

MXIBTIIE	Mexico Interbank TIIE 28-Day

NIBOR	Norwegian Interbank Offered Rate

PIK	Payment-in-Kind

PRIBOR	Prague Interbank Offer Rate

RB	Revenue Bond

REMIC	Real Estate Mortgage Investment Conduit

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) March 31, 2024	Advantage CoreAlpha Bond Master Portfolio

Portfolio Abbreviation (continued)

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

SORA	Singapore Overnight Rate Average

STACR	Structured Agency Credit Risk

STIBOR	Stockholm Interbank Offered Rate

TBA	To-Be-Announced

THOR	Thai Overnight Repurchase Rate

UK RPI	United Kingdom Retail Price Index

WIBOR	Warsaw Interbank Offered Rate

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